 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 9, 1996

                                                  REGISTRATION NO. 33-43654

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------
                                    FORM N-4
                                                                            [_]
             REGISTRATION STATEMENT UNDER THESECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                       [_]
                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 10
                                      AND
                        REGISTRATION STATEMENT UNDER THE                    [_]
                         INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                             AMENDMENT NO. 11
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

            ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                      ML LIFE INSURANCE COMPANYOF NEW YORK
                              (NAME OF DEPOSITOR)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 415-8070
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                               ----------------
                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                   SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2404
                               ----------------
  The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1995 was filed on February 28, 1996.

  It is proposed that this filing will become effective (check appropriate space):

  [X]immediately upon filing pursuant to paragraph (b) of Rule 485

  [_]on        pursuant to paragraph (b) of Rule 485
              (date)
  [_]60 days after filing pursuant to paragraph (a) of Rule 485
  [_]on            pursuant to paragraph (a) of Rule 485
                (date)

                     EXHIBIT INDEX CAN BE FOUND ON PAGE C-9

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                             CROSS REFERENCE SHEET
                (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)

 N-4 ITEM NUMBER AND CAPTION        LOCATION
 ---------------------------        --------
PART A
  1.  Cover Page.................   Cover Page

  2.  Definitions................   Definitions

  3.  Synopsis...................   Fee Table

  4.  Condensed Financial           Accumulation Unit Value Table; Yields and
      Information................    Total Returns
                                    Part B: Calculation of Yields and Total
                                     Returns

  5.  General Description of
      Registrant,  Depositor, and
      Portfolio Companies........   ML Life Insurance Company of New York; The
                                     Accounts; Investments of the Accounts

  6.  Deductions and Expenses....   Capsule Summary of the Contract (Fees and
                                     Charges; Transfers; Withdrawals); Charges
                                     and Deductions; Description of the
                                     Contract (Accumulation Units; Transfers;
                                     Withdrawals and Surrenders; Payments to
                                     Contract Owners)

  7.  General Description of
      Variable Annuity
       Contracts.................   Capsule Summary of the Contract (The
                                     Accounts; The Funds; Premiums; Annuity
                                     Payments; Transfers; Withdrawals, Ten Day
                                     Review); The Accounts; Description of the
                                     Contract; Other Information (Voting
                                     Rights; State Regulation)

  8.  Annuity Period.............   Capsule Summary of the Contract (Annuity
                                     Payments); Description of the Contract
                                     (Annuity Date; Annuity Options)

  9.  Death Benefit..............   Capsule Summary of the Contract (Death
                                     Benefit); Description of the Contract
                                     (Death Benefit; Death of Annuitant);
                                     Federal Income Tax (Taxation of Annuities)

10.  Purchases and Contract
     Value......................    Capsule Summary of the Contract (The
                                     Accounts; Premiums); Description of the
                                     Contract (Premiums; Premium Investments;
                                     Accumulation Units); Other Information
                                     (Reports to Contract Owners)
                                    Part B: Other Information (Principal
                                     Underwriter)

 11.  Redemptions................   Capsule Summary of the Contract (Ten Day
                                     Review); Charges and Deductions;
                                     Description of the Contract (Issuing the
                                     Contract; Ten Day Right to Review;
                                     Withdrawals and Surrenders; Payments to
                                     Contract Owners; Annuity Options)

 12.  Taxes......................   Capsule Summary of the Contract (Fees and
                                     Charges; Withdrawals) Charges and
                                     Deductions (Premium Taxes; Other Charges);
                                     Description of the Contract (Accumulation
                                     Units; Death Benefit; Withdrawals and
                                     Surrenders; Annuity Options); Federal
                                     Income Taxes

 N-4 ITEM NUMBER AND CAPTION          LOCATION
 ---------------------------          --------
 13.  Legal Proceedings...........    Other Information (Legal Proceedings)

 14.  Table of Contents of the
      Statement of Additional In-
      formation...................    Table of Contents of the Statement of
                                       Additional Information
 PART B
 15.  Cover Page..................    Cover Page

 16.  Table of Contents...........    Table of Contents

 17.  General Information and His-
      tory........................    Part A: ML Life Insurance Company of New
                                       York; The Accounts; Investments of the
                                       Accounts
                                      Part B: Other Information (General
                                       Information and History)

 18.  Services....................    Part A: Other Information (Experts)
                                      Part B: Administrative Services
                                       Arrangements

 19.  Purchase of Securities Being
      Offered.....................    Part A: Other Information (Selling the
                                       Contract)

 20.  Underwriters................    Part A: Other Information (Selling the
                                       Contract)
                                      Part B: Other Information (Principal
                                       Underwriter)

 21.  Calculation of Performance
      Data........................    Part A: Yields and Total Returns
                                      Part B: Calculation of Yields and Total
                                       Returns

 22.  Annuity Payments............    Part A: Capsule Summary of the Contract
                                       (Annuity Payments); Description of the
                                       Contract (Annuity Date; Annuity Options)

 23.  Financial Statements........    Other Information (Financial Statements);
                                       Financial Statements of ML of New York
                                       Variable Annuity Separate Account A;
                                       Financial Statements of ML of New York
                                       Variable Annuity Separate Account B;
                                       Financial Statements of ML Life Insurance
                                       Company of New York.

PART C

  Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

PROSPECTUS

DECEMBER 9, 1996

              ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
              ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK

                  Home Office: 100 Church Street, 11th Floor
                         New York, New York 10080-6511
                             Phone: (800) 333-6524

                                OFFERED THROUGH
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

Premiums will be allocated as the contract owner directs into one or more subaccounts of ML of New York Variable Annuity Separate Account A ("Account A") and/or ML of New York Variable Annuity Separate Account B ("Account B"), (together, the "Accounts"). The assets of each of the current subaccounts will be invested in a corresponding mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc.; AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; and MFS Variable Insurance Trust (each portfolio, a "Fund"; collectively, the "Funds"). Currently, there are seventeen subaccounts available through Account A and one subaccount available through Account B. Three additional subaccounts previously available through Account A are no longer available for the allocation of premiums or contract value. Other subaccounts and corresponding investment options may be added in the future. The value of a contract owner's investment in each subaccount will vary with investment experience, and it is the contract owner who bears the full investment risk with respect to his or her investments.

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value, after the deduction of a charge for any applicable premium taxes, will be transferred to ML of New York's general account, from which the annuity payments will be made. Prior to the annuity date, the contract owner may make transfers among Account A subaccounts, limited transfers from Account A into Account B, and full or partial withdrawals from the Contract to suit investment and liquidity needs. Withdrawals may be taxable and may be subject to a contingent deferred sales charge.

This Prospectus contains information about the Contract and the Accounts that a prospective contract owner should know before investing. Additional information about the Contract and the Accounts is contained in a Statement of Additional Information, dated December 9, 1996, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing to or calling ML of New York at its Home Office address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 38 of this Prospectus.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. ML OF NEW YORK DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
DEFINITIONS............................................................     4
CAPSULE SUMMARY OF THE CONTRACT........................................     5
FEE TABLE..............................................................     9
ACCUMULATION UNIT VALUES...............................................    12
YIELDS AND TOTAL RETURNS...............................................    14
ML LIFE INSURANCE COMPANY OF NEW YORK..................................    15
THE ACCOUNTS...........................................................    15
INVESTMENTS OF THE ACCOUNTS............................................    16
  Merrill Lynch Variable Series Funds, Inc.............................    16
    Domestic Money Market Fund.........................................    17
    Prime Bond Fund....................................................    17
    High Current Income Fund...........................................    17
    Quality Equity Fund................................................    17
    Equity Growth Fund.................................................    17
    Natural Resources Focus Fund.......................................    17
    Global Strategy Focus Fund.........................................    18
    Basic Value Focus Fund.............................................    18
    Global Bond Focus Fund.............................................    18
    Global Utility Focus Fund..........................................    18
    International Equity Focus Fund....................................    18
    Government Bond Fund...............................................    18
    Developing Capital Markets Focus Fund..............................    19
    Reserve Assets Fund................................................    19
    Index 500 Fund.....................................................    19
  AIM Variable Insurance Funds, Inc. ..................................    19
    AIM V.I. Capital Appreciation Fund.................................    20
    AIM V.I. Value Fund................................................    20
  Alliance Variable Products Series Fund, Inc. ........................    20
    Premier Growth Portfolio...........................................    20
  MFS Variable Insurance Trust.........................................    21
    Emerging Growth Series.............................................    21
    Research Series....................................................    21
  Purchases and Redemptions of Fund Shares; Reinvestment...............    21
  Material Conflicts, Substitution of Investments and Changes
   to Accounts.........................................................    21
CHARGES AND DEDUCTIONS.................................................    22
  Contract Maintenance Charge..........................................    22
  Mortality and Expense Risk Charge....................................    22
  Administration Charge................................................    23
  Contingent Deferred Sales Charge.....................................    23
  Premium Taxes........................................................    24
  Other Charges........................................................    24
DESCRIPTION OF THE CONTRACT............................................    25
  Ownership of the Contract............................................    25
  Issuing the Contract.................................................    25
  Ten Day Right to Review..............................................    25
  Contract Changes.....................................................    25
  Premiums.............................................................    26
  Premium Investments..................................................    26
  Accumulation Units...................................................    26
  Death Benefit........................................................    27
  Death of Annuitant...................................................    28
  Transfers............................................................    29

                                                                            PAGE
                                                                            ----
  Dollar Cost Averaging....................................................  29
  Merrill Lynch Retirement Plus Advisor SM.................................  30
  Withdrawals and Surrenders...............................................  31
  Payments to Contract Owners..............................................  32
  Annuity Date.............................................................  32
  Annuity Options..........................................................  32
  Unisex...................................................................  34
FEDERAL INCOME TAXES.......................................................  34
  Introduction.............................................................  34
  ML of New York's Tax Status..............................................  34
  Taxation of Annuities....................................................  34
  Internal Revenue Service Diversification Standards.......................  36
  IRA Contracts............................................................  37
  Transfers, Assignments, or Exchanges of a Contract.......................  37
  Withholding..............................................................  37
  Possible Changes in Taxation.............................................  37
  Other Tax Consequences...................................................  38
OTHER INFORMATION..........................................................  38
  Voting Rights............................................................  38
  Reports to Contract Owners...............................................  38
  Selling the Contract.....................................................  39
  State Regulation.........................................................  39
  Legal Proceedings........................................................  39
  Experts..................................................................  39
  Legal Matters............................................................  40
  Registration Statements..................................................  40
  Table of Contents of the Statement of Additional Information.............  41

                                  DEFINITIONS

Accounts: Two segregated investment accounts of ML Life Insurance Company of New York, named ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B. (See page 15.)

account value: The value of a contract owner's interest in a particular
Account.

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date. (See page 25.)

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin. (See page 29.)

beneficiary: The person to whom payment is to be made on the death of the contract owner.

Contract: The variable annuity offered by this Prospectus.

contract anniversary: The same date each year as the date of issue of the Contract.

contract owner: The person entitled to exercise all rights under the Contract. (See page 23.)

contract value: The value of a contract owner's interest in the Accounts.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

date of issue: The date on which an initial premium is received and required contract owner information is approved by ML of New York. (See page 24.)

due proof of death: A certified copy of the death certificate, Beneficiary Statement, and any additional paperwork necessary to process the death claim.

Funds: The mutual funds, or separate investment portfolios within a series mutual fund, designated as eligible investments for the Accounts. (See page 16.)

Individual Retirement Account or Annuity ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next. (See page 25.)

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.

premiums: Money paid into the Contract. (See page 24.)

subaccount: A division of each of the Accounts consisting of the shares of a particular Fund held by that Account.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open. (See page 25.)

variable annuity: A contract with a value that reflects investment experience prior to the annuity date, and provides periodic payments of set amounts after the annuity date.

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE ACCOUNTS

Premiums will be allocated to ML of New York Variable Annuity Separate Account A ("Account A") and/or ML of New York Variable Annuity Separate Account B ("Account B") segregated investment accounts (together, the "Accounts"), as directed by the contract owner. The Accounts are divided into subaccounts corresponding to the Funds in which contract value may be invested. Premiums are not invested directly in the underlying Funds. For the first 14 days following the date of issue, all premiums directed into Account A will be allocated to the Domestic Money Market Fund Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. Account A account value may be periodically transferred among Account A subaccounts, subject to certain limitations. Currently, a contract owner may allocate premiums or contract value among a total of eighteen subaccounts. The contract value and annuity payments will reflect the investment performance of the Funds selected. (See THE ACCOUNTS on page 15 and TRANSFERS on page 26.)

THE FUNDS

The Funds are separate investment mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"); AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"); Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund"); and MFS Variable Insurance Trust ("MFS Insurance Trust") (each portfolio, a "Fund"; collectively, the "Funds"). The following eighteen Funds are currently available for contract owner investment (seventeen available through Account A and one available through Account B), each with a different investment objective: Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Equity Growth Fund, Global Strategy Focus Fund, Basic Value Focus Fund, Global Bond Focus Fund, International Equity Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, and Reserve Assets Fund, each of Merrill Variable Funds; AIM V.I. Capital Appreciation Fund and AIM V.I. Value Fund, each of AIM V.I. Funds; Premier Growth Portfolio of Alliance Series Fund; and Emerging Growth Series and Research Series, each of MFS Insurance Trust. (Subaccounts investing in the Natural Resources Focus Fund, the American Balanced Fund, and the Global Utility Focus Fund of Merrill Variable Funds were closed to allocations of premiums and contract value following the close of business on December 6, 1996.) Other investment options may be added in the future. (See INVESTMENTS OF THE ACCOUNTS on page 16.)

Detailed information about the investment objectives of the Funds can be found under INVESTMENTS OF THE ACCOUNTS on page 16 and in the attached prospectuses for the Funds.

PREMIUMS

The Contract generally allows contract owners the flexibility to make premium payments as often as desired. The Contract is purchased by making an initial premium payment of $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $300 or more and can be made at any time prior to the annuity date. Maximum annual contributions to IRA Contracts are limited by federal law. Under an automatic investment feature, subsequent premium payments can be systematically made from a Merrill Lynch Pierce, Fenner & Smith Incorporated account. A Financial Consultant should be contacted for additional information. ML of New York reserves the right to refuse to accept subsequent premium payments, if required by law. (See PREMIUMS on page 24.)

FEES AND CHARGES

A charge is made to reimburse ML of New York for expenses related to maintenance of the Contract. A $40 contract maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered, if it is surrendered on any date other than a contract anniversary. This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned. It is not deducted after the annuity date.

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B and is deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by ML of New York for the annuity payment and death benefit guarantees made under the Contract. The remainder, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks assumed by ML of New York should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

An administration charge is made to reimburse ML of New York for costs associated with the establishment and administration of the Contract. A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. No administration charge is imposed on the assets of Account B.

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. The maximum contingent deferred sales charge is 7% of premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven. No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals or surrenders from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

A charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. State premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, ML of New York will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

ML of New York reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. ML of New York also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See ML OF NEW YORK'S TAX STATUS on page 32.)

Detailed information about fees and charges imposed on the Contract can be found under CHARGES AND DEDUCTIONS on page 20.

ANNUITY PAYMENTS

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value will be transferred to ML of New York's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The contract owner selects an annuity date when annuity payments will begin. Contract owners may change the annuity date up to 30 days prior to that date. However, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. The annuity date for IRA Contracts will not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), ML of New York may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), ML of New York may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). All annuity payments will be directly transferred to the contract owner's designated Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account, unless otherwise specified.

Details about the annuity options available under the Contract can be found under ANNUITY OPTIONS on page 30.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge. Where permitted by state regulation, once each contract year, contract owners may transfer all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted on a monthly, quarterly, semi-annual or annual basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to their annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among Account A subaccounts may be made at a charge of $25 per transfer. Contract owners may elect a Dollar Cost Averaging feature in which Account A value invested in the Domestic Money Market Subaccount may be systematically transferred among the other Account A subaccounts on a monthly basis without charge, subject to certain limitations. In addition, through participation in the Merrill Lynch RPA SM program, contract owners may have their Account A values allocated in accordance with an investment program consistent with the contract owner's investment profile. (See TRANSFERS on page 26; DOLLAR COST AVERAGING on page 27; and MERRILL LYNCH RETIREMENT PLUS ADVISOR SM on page 28.)

Effective following the close of business on December 6, 1996, transfers may no longer be made to the Natural Resources Focus Subaccount, the American Balanced Subaccount, or the Global Utility Focus Subaccount.

WITHDRAWALS

Contract owners may make up to six withdrawals from the Contract per contract year. Value withdrawn from Account A is generally subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 22.) However, a contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of any gain in account value and/or any premium not subject to a contingent deferred sales charge and 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already transferred out of Account A). Additionally, where permitted by state regulation, the amount withdrawn may be elected to be paid on a monthly, quarterly, semi-annual or annual basis.

The first withdrawal of the contract year out of Account A will be treated as withdrawing gain in account value first, followed by premium not subject to a contingent deferred sales charge, then followed by premium subject to such a charge. If the amount withdrawn is paid on a monthly, quarterly, semi-annual or annual basis, all such payments will be treated in the same way. All subsequent withdrawals will be treated as withdrawing premium accumulated the longest first. (See WITHDRAWALS AND SURRENDERS on page 28.)

Value withdrawn from Account B is not subject to any contingent deferred sales charge. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

In addition to the six withdrawals permitted each contract year, the value in Account B may be automatically withdrawn on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any contingent deferred sales charge. (See WITHDRAWALS AND SURRENDERS on page 28.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 31.)

DEATH BENEFIT

The Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies prior to the annuity date, regardless of investment experience. Currently, a Contract's death benefit is equal to the greater of
(a) premiums paid less any withdrawals or (b) the contract value. Once the necessary state approval has been obtained, a death benefit endorsement will be added to Contracts issued before and after such state approval. After endorsement, for contract owners age 80 or under on the Contract date of issue, the death benefit will be equal to the greatest of (a) premiums paid less any withdrawals, (b) the contract value, or (c) the maximum death benefit value. (For contract owners over age 80 on the Contract date of issue, the death benefit will be the greater of (a) premiums paid less any withdrawals or
(b) the contract value.) The maximum death benefit value will be equal to the greatest anniversary value of Account A, plus the value of Account B. (See DEATH BENEFIT on page 27). If the contract owner dies prior to the annuity date, ML of New York will pay the Contract's death benefit to the owner's beneficiary.




TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to ML of New York's Home Office or to the Financial Consultant who sold it for a refund to be made. ML of New York will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. The Contract will then be deemed void. (See TEN DAY RIGHT TO REVIEW on page 24.)

                                   FEE TABLE

 A.Contract Owner Transaction Expenses
    1. Sales Load Imposed on Premium......................................  None
    2. Contingent Deferred Sales Charge

         COMPLETE YEARS ELAPSED SINCE   CONTINGENT DEFERRED SALES CHARGE AS A
         PAYMENT OF PREMIUM                PERCENTAGE OF PREMIUM WITHDRAWN
         ----------------------------   -------------------------------------
          0 years                                         7.00%
          1 year                                          6.00%
          2 years                                         5.00%
          3 years                                         4.00%
          4 years                                         3.00%
          5 years                                         2.00%
          6 years                                         1.00%
          7 or more years                                 0.00%

    3. Transfer Fee........................................................  $25
    The first 6 transfers among Separate Account A subaccounts in a contract year are free. A $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account A to Separate Account B. No transfers may be made from Separate Account B.
 B. Annual Contract Maintenance Charge...................................... $40
    The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.
 C. Separate Account Annual Expenses (as a percentage of account value)

                                                SEPARATE ACCT A SEPARATE ACCT B
                                                --------------- ---------------
     Mortality and Expense Risk Charge.........      1.25%            .65%
     Administration Charge.....................       .10%            .00%
                                                     ----             ---
     Total Separate Account Annual Expenses....      1.35%            .65%

D. Fund Expenses for the Year Ended December 31, 1995 (a)(b)(c) (as a percentage of each Fund's net assets)

                                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                            -------------------------------------------------------
                                           HIGH                   NATURAL   GLOBAL
                            RESERVE PRIME CURRENT QUALITY EQUITY RESOURCES STRATEGY
   ANNUAL EXPENSES          ASSETS  BOND  INCOME  EQUITY  GROWTH  FOCUS*   FOCUS(D)
   ---------------          ------- ----- ------- ------- ------ --------- --------
   Investment Advisory
    Fees...................   .50%   .45%   .50%    .46%   .75%     .65%     .65%
   Other Expenses..........   .11%   .05%   .05%    .05%   .06%     .13%     .07%
   Total Annual Operating
    Expenses...............   .61%   .50%   .55%    .51%   .81%     .78%     .72%

                               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CONT'D)
                            ---------------------------------------------------------
                                       DOMESTIC  BASIC  GLOBAL  GLOBAL  INTERNATIONAL
                            AMERICAN    MONEY    VALUE   BOND   UTILITY    EQUITY
   ANNUAL EXPENSES          BALANCED* MARKET (A) FOCUS FOCUS(D) FOCUS*      FOCUS
   ---------------          --------- ---------- ----- -------- ------- -------------
   Investment Advisory
    Fees...................    .55%      .50%     .60%   .60%     .60%       .75%
   Other Expenses..........    .06%      .05%     .06%   .08%     .06%       .14%
   Total Annual Operating
    Expenses...............    .61%      .55%     .66%   .68%     .66%       .89%

                                                                                        ALLIANCE
                                                                                        VARIABLE
                                       MERRILL LYNCH                                    PRODUCTS
                                      VARIABLE SERIES               AIM VARIABLE         SERIES         MFS VARIABLE
                                   FUNDS, INC. (CONT'D)         INSURANCE FUNDS, INC.  FUND, INC.      INSURANCE TRUST
                            ----------------------------------- --------------------- ------------- ---------------------
                                           DEVELOPING             AIM V.I.
                                            CAPITAL               CAPITAL    AIM V.I.    PREMIER     EMERGING
                              GOVERNMENT    MARKETS   INDEX 500 APPRECIATION  VALUE      GROWTH       GROWTH    RESEARCH
   ANNUAL EXPENSES          BOND (A)(B)(D) FOCUS (C)   FUND(B)      FUND       FUND   PORTFOLIO (E) SERIES (F) SERIES (F)
   ---------------          -------------- ---------- --------- ------------ -------- ------------- ---------- ----------
   Investment Advisory
    Fees...................      .50%        1.00%       .30%       .65%       .65%        .76%         .75%       .75%
   Other Expenses..........      .16%         .25%       .23%       .10%       .10%        .19%         .50%       .50%
   Total Annual Operating
    Expenses...............      .66%        1.25%       .53%       .75%       .75%        .95%        1.25%      1.25%

--------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:

  The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
     Separate Account B subaccount investing
      in:
      Reserve Assets Fund....................   $84    $ 94    $106     $166
      Prime Bond Fund........................   $90    $112    $137     $231
      High Current Income Fund...............   $91    $114    $140     $236
      Quality Equity Fund....................   $90    $113    $138     $232
      Equity Growth Fund.....................   $93    $122    $153     $264
      Natural Resources Focus Fund*..........   $93    $121    $152     $260
      Global Strategy Focus Fund.............   $92    $119    $148     $254
      American Balanced Fund*................   $91    $116    $143     $243
      Domestic Money Market Fund.............   $91    $114    $140     $236
      Basic Value Focus Fund.................   $92    $117    $145     $248
      Global Bond Focus Fund.................   $92    $118    $146     $250
      Global Utility Focus Fund*.............   $92    $117    $145     $248
      International Equity Focus Fund........   $94    $124    $157     $272
      Government Bond Fund...................   $92    $117    $145     $248
      Developing Capital Markets Focus Fund..   $98    $135    $176     $308
      Index 500 Fund.........................   $90    $113    $139     $234
      AIM V.I. Capital Appreciation Fund.....   $93    $120    $150     $257
      AIM V.I. Value Fund....................   $93    $120    $150     $257
      Premier Growth Portfolio...............   $95    $126    $160     $278
      Emerging Growth Series.................   $98    $135    $176     $308
      Research Series........................   $98    $135    $176     $308

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

  The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
     Separate Account B subaccount investing
      in:
      Reserve Assets Fund....................   $14    $ 44    $ 76     $166
      Prime Bond Fund........................   $20    $ 62    $107     $231
      High Current Income Fund...............   $21    $ 64    $110     $236
      Quality Equity Fund....................   $20    $ 63    $108     $232
      Equity Growth Fund.....................   $23    $ 72    $123     $264
      Natural Resources Focus Fund*..........   $23    $ 71    $122     $260
      Global Strategy Focus Fund.............   $22    $ 69    $118     $254
      American Balanced Fund*................   $21    $ 66    $113     $243
      Domestic Money Market Fund.............   $21    $ 64    $110     $236
      Basic Value Focus Fund.................   $22    $ 67    $115     $248
      Global Bond Focus Fund.................   $22    $ 68    $116     $250
      Global Utility Focus Fund*.............   $22    $ 67    $115     $248
      International Equity Focus Fund........   $24    $ 74    $127     $272
      Government Bond Fund...................   $22    $ 67    $115     $248
      Developing Capital Markets Focus Fund..   $28    $ 85    $146     $308
      Index 500 Fund.........................   $20    $ 63    $109     $234
      AIM V.I. Capital Appreciation Fund.....   $23    $ 70    $120     $257
      AIM V.I. Value Fund....................   $23    $ 70    $120     $257
      Premier Growth Portfolio...............   $25    $ 76    $130     $278
      Emerging Growth Series.................   $28    $ 85    $146     $308
      Research Series........................   $28    $ 85    $146     $308

--------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The preceding Fee Table and Examples are intended to assist investors in understanding the costs and expenses that a contract owner will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .089% of assets, determined by dividing the total amount of such charges collected by the total average net assets of the subaccounts. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

NOTES TO FEE TABLE
(a) The Fee Table does not reflect any fees waived or expenses assumed by Merrill Lynch Asset Management, L.P. ("MLAM") during the year ended December 31, 1995 with respect to any Fund because such waivers and assumptions of expenses were made on a voluntary basis and MLAM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1995, MLAM waived management fees and reimbursed expenses totaling 0.66% for the Intermediate Government Bond Fund and 0.95% for the International Bond Fund after which each such Fund's total expense ratio, net of reimbursement, was 0.00% for the Intermediate Government Bond Fund, and 0.00% for the International Bond Fund. See also notes (b) and (c).

(b) "Other Expenses" and "Total Annual Operating Expenses" shown for Government Bond Fund and Index 500 Fund are based on expenses estimated for the current fiscal year.

(c) MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Pursuant to this Reimbursement Agreement, the Developing Capital Market Focus Fund was reimbursed for a portion of its operating expenses for 1995. Absent the reimbursement, "Other Expenses" for this Fund would have been 0.36%. Expenses shown for all other Funds of the Merrill Variable Funds do not reflect any reimbursement under the Reimbursement Agreement.

(d) Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund and its investment objective was modified. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.

(e) The Fee Table reflects fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") during the year ended December 31, 1995. Such waivers and assumption of expenses were made on a voluntary basis and Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice; however, Alliance intends to continue such reimbursements for the foreseeable future. During the fiscal year ended December 31, 1995, Alliance waived management fees totaling 0.24% for the Premier Growth Portfolio. Without such reimbursements, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.19%.

(f) Massachusetts Financial Services Company ("MFS") has agreed to bear, subject to reimbursement, expenses for each of the Emerging Growth Series and Research Series such that each Series' aggregate operating expenses shall not exceed, on an annualized basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, 1.25% of the average daily net assets of the Series from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Series from January 1, 1999 through December 31, 2004; provided however that this obligation may be terminated or revised at any time. Absent this expense arrangement, "Other Expenses" for the Emerging Growth Series and Research Series would be 2.16% and 3.15%, respectively, and "Total Operating Expenses" would be 2.91% and 3.90%, respectively for these Series for the year ending December 31, 1995.

                            ACCUMULATION UNIT VALUES

                       (CONDENSED FINANCIAL INFORMATION)

                                                                 SUBACCOUNTS
                 -----------------------------------------------------------------------------------------------------------
                        DOMESTIC MONEY MARKET                    PRIME BOND                      HIGH CURRENT INCOME
                 ----------------------------------- ----------------------------------- -----------------------------------
                   1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93
                     TO          TO          TO          TO          TO          TO          TO          TO          TO
                  12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93
                 ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........      $10.64      $10.37      $10.20      $11.21      $11.94      $10.80      $12.18      $12.80      $11.01
(2)Accumulation
  unit value at
  end of
  period........      $11.09      $10.64      $10.37      $13.29      $11.21      $11.94      $14.08      $12.18      $12.80
(3)Number of
  accumulation
  units
  outstanding at
  end of
  period........ 2,104,307.1 1,725,685.7   894,153.1 2,866,758.2 2,939,785.1 2,187,536.2 1,274,375.1 1,116,584.4   693,594.6
                           QUALITY EQUITY                       EQUITY GROWTH                     FLEXIBLE STRATEGY
                 ----------------------------------- ----------------------------------- -----------------------------------
                   1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93
                     TO          TO          TO          TO          TO          TO          TO          TO          TO
                  12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93
                 ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........      $11.38      $11.87      $10.33       $9.90      $10.82       $9.31      $11.22      $11.87      $10.39
(2)Accumulation
  unit value at
  end of
  period........      $13.77      $11.38      $11.67      $14.25       $9.90      $10.82      $13.00      $11.22      $11.87
(3)Number of
  accumulation
  units
  outstanding at
  end of
  period........ 2,587,997.3 2,368,801.5 1,359,217.6 1,332,688.3 1,048,612.8   511,403.7 1,137,134.8 1,113,369.6   583,364.1
                          AMERICAN BALANCED                NATURAL RESOURCES FOCUS              GLOBAL STRATEGY FOCUS
                 ----------------------------------- ----------------------------------- -----------------------------------
                   1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93      1/1/95      1/1/94      1/1/93
                     TO          TO          TO          TO          TO          TO          TO          TO          TO
                  12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93
                 ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........      $11.21      $11.88      $10.60      $11.30      $11.29      $10.36      $11.78      $12.12      $10.15
(2)Accumulation
  unit value at
  end of
  period........      $13.37      $11.21      $11.86      $12.56      $11.30      $11.29      $12.85      $11.78      $12.12
(3)Number of
  accumulation
  units
  outstanding at
  end of
  period........ 1,294,854.9 1,205,254.3   820,318.5   167,533.9   190,785.7    79,452.1 2,678,814.8 2,924,265.0 1,425,420.6
                          BASIC VALUE FOCUS                  WORLD INCOME FOCUS                 GLOBAL UTILITY FOCUS
                 ----------------------------------- ----------------------------------- -----------------------------------
                   1/1/95      1/1/94      7/1/93*     1/1/95      1/1/94      7/1/93*     1/1/95      1/1/94      7/1/93*
                     TO          TO          TO          TO          TO          TO          TO          TO          TO
                  12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93    12/31/95    12/31/94    12/31/93
                 ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........      $10.98      $10.88      $10.00       $9.94      $10.52      $10.00       $9.58      $10.61      $10.00
(2)Accumulation
  unit value at
  end of
  period........      $13.60      $10.98      $10.88      $11.45       $9.94      $10.52      $11.75       $9.58      $10.61
(3)Number of
  accumulation
  units
  outstanding at
  end of
  period........ 1,241,769.4   850,329.6   231,857.5   504,390.5   556,854.0   320,253.5   724,247.5   785,888.0   576,579.5

-----
* Commencement of business

                            INTERNATIONAL EQUITY FOCUS            RESERVE ASSETS
                         --------------------------------- -----------------------------
                           1/1/95      1/1/94     7/1/93*   1/1/95    1/1/94    1/1/93
                             TO          TO         TO        TO        TO        TO
                          12/31/95    12/31/94   12/31/93  12/31/95  12/31/94  12/31/93
                         ----------- ----------- --------- --------- --------- ---------
(1)Accumulation unit
  value at beginning of
  period...............       $10.87      $10.96    $10.00    $10.76    $10.43    $10.22
(2)Accumulation unit
  value at end of
  period...............       $11.31      $10.87    $10.96    $11.29    $10.76    $10.43
(3)Number of
  accumulation units
  outstanding at end of
  period...............  1,275,506.6 1,313,991.8 375,910.9 114,114.3 120,482.2 143,448.0

                                                                      DEVELOPING CAPITAL
                         INTERNATIONAL BOND  INTERMEDIATE GOV'T BOND     MARKETS FOCUS
                         ------------------- ------------------------ -------------------
                          1/1/95   5/16/94*     1/1/95     5/16/94*    1/1/95   5/16/94*
                            TO        TO          TO          TO         TO        TO
                         12/31/95  12/31/94    12/31/95    12/31/94   12/31/95  12/31/94
                         --------- --------- ------------ ----------- --------- ---------
(1)Accumulation unit
  value at beginning of
  period...............      $9.93    $10.00       $10.08      $10.00     $9.38    $10.00
(2)Accumulation unit
  value at end of
  period...............     $11.40     $9.93       $11.42      $10.08     $9.16     $9.38
(3)Number of
  accumulation units
  outstanding at end of
  period...............   40,678.5  18,139.0    153,524.3    69,485.0 240,156.6 174,741.4

-----
* Commencement of business

                           YIELDS AND TOTAL RETURNS

From time to time, ML of New York may advertise yields, effective yields, and total returns for the Account A subaccounts and the Account B subaccount. These figures are based on historical earnings and do not indicate or project future performance. ML of New York also from time to time may advertise performance of the subaccounts relative to certain performance rankings and indices. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. A Fund's performance in part reflects that Fund's expenses. Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. (see SELLING THE CONTRACT on page 36) have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount or Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding affect of this assumed reinvestment.

The yield of an Account A subaccount (other than the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in a subaccount (including any contingent deferred sales charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

ML of New York may, in addition, advertise or present yield or total return performance information computed on different bases. ML of New York may present total return information computed on the same basis as described above, except the information will not reflect a deduction for the contingent deferred sales charge. This presentation assumes that an investment in the Contract will persist beyond the period when the contingent deferred sales charge applies, consistent with the long-term investment and retirement objectives of the Contract. ML of New York may also advertise total return performance information for the Funds, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. ML of New York may also present total return performance information for a subaccount for periods prior to the date the subaccount commenced operations based on the performance of the corresponding Fund and the assumption that the subaccount was in existence for the same periods as those indicated for the corresponding Fund, with a level of fees and charges approximately equal to those currently imposed under the Contracts. ML of New York may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the contingent deferred sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts or Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Some services' rankings include variable life insurance issuers as well as variable annuity issuers, while others' rankings compare only variable annuity issuers. Performance analysis prepared by services may rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, some such services prepare risk-adjusted rankings, which consider the effect of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Ranking services ML of New York may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that ML of New York may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general, which may be illustrated by graphs, charts or otherwise and which may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York in 1973. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

ML of New York's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.

All communications concerning the Contract should be addressed to ML of New York's Home Office at the address printed on the first page of this Prospectus.

                                 THE ACCOUNTS

Contract owners may direct their premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers a variety of investment options, each with a different investment objective, through its subaccounts. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

The Accounts were established on August 14, 1991, as separate investment accounts. They are registered with the Securities and Exchange Commission as unit investment trusts pursuant to the Investment Company Act of 1940. Their registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Accounts. The Accounts each meet the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of ML of New York's other assets.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of ML of New York. ML of New York owns all of the assets in the Accounts. With respect to each Account, income, gains, and losses, whether or not realized, from assets allocated to that Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of ML of New York. As required, the assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Account under the Contracts), ML of New York may transfer the excess to its general account. New York insurance law provides that each Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business ML of New York conducts nor may the assets of either Account be charged with any liabilities of the other Account.

There are seventeen subaccounts currently available through Account A and one subaccount currently available through Account B. Effective following the close of business on December 6, 1996, three additional subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, and the Global Utility Focus Subaccount) were closed to allocations of premiums and contract value. All subaccounts invest in a corresponding mutual fund portfolio of the Merrill Variable Funds; AIM V.I. Funds; Alliance Series Fund; or MFS Insurance Trust. Additional subaccounts may be added in the future.

The Accounts' financial statements can be found in the Statement of Additional Information.

                          INVESTMENTS OF THE ACCOUNTS

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts sixteen of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. The fifteen remaining Funds of Merrill Variable Funds (three of which were closed to allocations of premiums and contract value) are available only to Account A. These Funds' shares are currently sold only to separate accounts of ML of New York, Merrill Lynch Life, and several insurance companies not affiliated with ML of New York, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of each of these Funds may be made available to the separate accounts of additional insurance companies in the future.

Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Funds of Merrill Variable Funds. MLAM is a worldwide mutual fund leader with more than $145.7 billion in assets under management. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, MLAM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

Details about these Funds, including their investment objectives, management, policies, restrictions, their expenses and risks associated with investments therein (including any risks associated with investment in the High Current Income Fund), and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information which should be read carefully before investing. There is no guarantee that any Fund will meet its investment objective. Meeting the objectives depends upon how well these Funds' management anticipates changing economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; government agency securities; bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund.


PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by established rating services. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.


HIGH CURRENT INCOME FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund a Contract. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.


QUALITY EQUITY FUND. This Fund seeks to attain the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $50 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.


EQUITY GROWTH FUND. This Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.



NATURAL RESOURCES FOCUS FUND. This Fund seeks to attain long-term growth of capital and protection of the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

ML of New York and Account A reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe and the Far East. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks to attain capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund seeks to achieve this objective by investing in fixed income securities which have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund.

GLOBAL UTILITY FOCUS FUND. This Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the Fund, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks to obtain capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.

GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks to achieve the highest possible current income consistent with the protection of capital. It invests in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Because investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal, an investment in the Fund may not be appropriate as the exclusive investment to fund a Contract. MLAM receives from the Fund an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.

RESERVE ASSETS FUND. This Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; government agency securities; bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. Shares of the Funds of AIM V.I. Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of these Funds may be offered, in the future, to certain pension or retirement plans.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM was organized in 1976, and, together with its affiliates, manages or advises 43 investment company portfolios (including these Funds). As of December 5, 1996, the total assets of the mutual funds advised or managed by AIM and its affiliates were approximately $62 billion. AIM is a wholly-owned subsidiary of AIM Management, a holding company. As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with ML of New York with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays compensation to ML of New York in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The Subaccount investing in this Fund should not be selected by contract owners who seek income as their primary investment objective. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A one of its separate investment portfolios. This Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance is an international investment manager supervising client accounts with assets of March 1, 1996 totaling more than $156 billion (of which approximately $48 billion represented the assets of investment companies). Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by this Fund for its services. The fees charged to this Fund are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with ML of New York with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays compensation to ML of New York in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets.

MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust ("MFS Insurance Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. The Funds of MFS Insurance Trust are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Insurance Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $45.7 billion as of April 30, 1996. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.

MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by ML of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.

EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The portfolio securities of this Fund are selected by the investment research analysts in the Equity Research Group of MFS. The Fund's assets are allocated to industry groups (e.g., pharmaceuticals, retail and computer software). The allocation by industry group is determined by the analysts acting together. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Fund's investment objective within their assigned industry group. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Accounts will purchase and redeem shares of the Funds to the extent necessary to provide benefits under the Contract or for such other purposes as may be consistent with the Contract. The Accounts will purchase and redeem shares of the Funds at net asset value. Fund distributions to the Accounts are automatically reinvested in additional shares of the Funds at net asset value.



MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, the ML of New York may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, ML of New York will take the action which it believes necessary to protect its contract owners.

ML of New York may substitute a different investment option for any of the current Funds. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Additional investment options may be added in the future as eligible investments through the Accounts.

In addition, ML of New York may make additional subaccounts available to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or Account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. No such changes will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any changes.

                            CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

A charge is made to reimburse ML of New York for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. This $40 maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary. The contract maintenance charge will be deducted on a pro rata basis from among all subaccounts in which contract value is invested. (See ACCUMULATION UNITS on page 25 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually, regardless of the number of Contracts owned. Once Contract Maintenance Charges in an amount equal to $120 have been paid in a calendar year by a contract owner, remaining Contract Maintenance Charges to which the contract owner would otherwise be subject in the same calendar year will be waived. ML of New York reserves the right to discontinue this waiver at any time.

It is not deducted after the annuity date. ML of New York does not expect to profit from this charge. The contract maintenance charge will never increase.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by ML of New York for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments unaffected by mortality experience and providing a minimum death benefit under the Contract.

Additionally, of the total mortality and expense risk charge, 0.50% annually for Account A and 0.30% annually for Account B is attributable to expense risks assumed by ML of New York should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater death benefit and higher administrative expenses are attributable to Account A. If the mortality and expense risk charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, ML of New York will bear the loss. If the charge exceeds the actual expenses, the excess will be added to ML of New York's profit. The mortality and expense risk charge will never increase.

ADMINISTRATION CHARGE

An administration charge is made to reimburse ML of New York for costs associated with the establishment and administration of Account A. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). A charge of 0.10% annually will be deducted daily only from the net asset value of Account
A. ML of New York does not expect to profit from this charge. The administration charge will never increase.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. This charge reimburses ML of New York for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The charge is imposed only on premium withdrawn or surrendered from Account A that was held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn or surrendered from Account A during the first withdrawal of the contract year, whether paid in a lump sum or elected to be paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, ML of New York reserves the right not to impose a contingent deferred sales charge on any premium withdrawn or surrendered from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents.

The maximum contingent deferred sales charge is 7% of the premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven, as shown below.

              NUMBER OF COMPLETE YEARS
           ELAPSED SINCE PREMIUM WAS PAID                 CONTINGENT DEFERRED SALES CHARGE
           ------------------------------                 --------------------------------
                         0                                               7%
                         1                                               6%
                         2                                               5%
                         3                                               4%
                         4                                               3%
                         5                                               2%
                         6                                               1%
                         7                                               0%

Contingent deferred sales charges are calculated on total premiums withdrawn from Account A, but not to exceed the account value. Gain in account value is never subject to a contingent deferred sales charge. (See page 27 for a discussion of the rules for determining whether a withdrawal is considered to come from premiums or gain for contingent deferred sales charge purposes.) For example, if a contract owner made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later when there had been no gain or loss on that premium, a 4% contingent deferred sales charge would be imposed on the $5,000 withdrawal. If that contract owner had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when the contract owner withdrew it three years later, a 4% contingent deferred sales charge would be imposed only on $4,500 of the original premium. If instead the $5,000 premium payment the contract owner made to Account A grew to $5,500 due to positive investment experience, and the contract owner withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, no contingent deferred sales charge would be imposed on the $200 first withdrawn (as it represents gain in account value and not premium) and a 4% contingent deferred sales charge would be imposed only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain in account value).

When imposed, the contingent deferred sales charge will be deducted on a pro rata basis from among the subaccounts in which the contract owner has invested, on the basis of the contract owner's interest in each subaccount to the Account A account value. (See WITHDRAWALS AND SURRENDERS on page 28 and ACCUMULATION UNITS on page 25 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

To the extent that the contingent deferred sales charge is inadequate to recover all sales expenses associated with the Contract, the deficiency will be met by ML of New York's surplus, which may be partly derived from the mortality and expense risk charge on the Contract.

No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B.

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

State premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. ML of New York will pay these taxes when due, and a charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. (See ACCUMULATION UNITS on page 25 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, ML of New York will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, ML of New York's status within that state, and the premium tax laws of that state.

OTHER CHARGES

Contract owners may make up to six transfers among Account A subaccounts per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer. (See TRANSFERS on page 26.)

ML of New York reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. ML of New York also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See ML OF NEW YORK'S TAX STATUS on page 32.)

In calculating the net asset values of the Funds, advisory fees and operating expenses are deducted from the assets of each Fund. Information about those fees and expenses can be found in the attached prospectuses for the Funds and in the Statement of Additional Information for each Fund.

Fees associated with participation in the Merrill Lynch RPA SM program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See MERRILL LYNCH RETIREMENT PLUS ADVISOR SM on page 28.)

                          DESCRIPTION OF THE CONTRACT

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract owner may designate a beneficiary. The beneficiary will receive all outstanding Contract benefits if the owner dies. The contract owner may also designate an annuitant. The annuitant may be changed at any time prior to the annuity date. If no annuitant is selected, the contract owner will be the annuitant. If the annuitant is changed on a contract owned by other than a natural person, the change will be treated as the death of the contract owner for purposes of the Internal Revenue Code. ML of New York will then pay to the owner's beneficiary the contract value, less any applicable fees and charges.

The Contract may be assigned to another owner upon notice to ML of New York's Home Office. The Contract may only be assigned to another owner in full, not in part. An assignment to a new owner cancels all prior beneficiary designations except for those prior beneficiary designations that have been made irrevocably. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so the contract owner should consult with a qualified tax adviser before assigning the Contract. (See FEDERAL INCOME TAXES on page 31.)

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. IRA Contracts may not have co-owners.

ISSUING THE CONTRACT

A nonqualified Contract may generally be issued to contract owners who are less than 85 years of age. Annuitants on nonqualified Contracts must also be less than age 85 at issue. For IRA Contracts owned by natural persons, the contract owner and annuitant must be the same person. Therefore, contract owners and annuitants on IRA Contracts must be less than age 70 1/2 at issue.

Before issuing the Contract, ML of New York requires certain information from the prospective contract owner. Once that information is reviewed and approved, and the prospective contract owner submits an initial premium, a Contract will be issued. Generally, this review and approval process is completed and the premium invested within two business days, but if any necessary information has not been obtained within five business days, ML of New York will offer to return the premium and no Contract will be processed. If the prospective contract owner instead consents, ML of New York will hold the premium until all necessary information is obtained, and will then invest the premium within two business days after obtaining the information. The initial premium will be invested as described under PREMIUM INVESTMENTS, on page 24.

The date of issue will be the date the required information and initial premium are received at ML of New York's Home Office.

TEN DAY RIGHT TO REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to ML of New York's Home Office or to the Financial Consultant who sold it for a refund to be made. ML of New York will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. The Contract will then be deemed void.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless ML of New York has already acted in reliance on the prior status. Such changes may have tax consequences. See FEDERAL INCOME TAXES on page 31. See also OWNERSHIP OF THE CONTRACT on page 23.

PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments must be $300 or more and can be made at any time prior to the annuity date. (The $300 minimum may be waived in connection with premiums paid under IRA Contracts that are held in Retirement Plan Operations (RPO) accounts of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), in order to transfer any existing cash balance of such account, in full, into a Contract.) ML of New York reserves the right to refuse to accept subsequent premium payments, if required by law.

Premium payments can be made directly by the contract owner or debited from his or her MLPF&S brokerage account and must be transmitted to ML of New York's Home Office at the address printed on the cover of this Prospectus. Under an automatic investment feature, premium payments can also be made systematically on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Subsequent premium payments made under the automatic investment feature are subject to a $100 (not $300) minimum. A Financial Consultant should be contacted for additional information. The automatic investment feature may be canceled by the contract owner at any time. Once canceled, it cannot be activated again until the next contract year. Maximum annual contributions to IRA Contracts are limited by federal law.

PREMIUM INVESTMENTS

For the first 14 days following the date of issue, all premiums directed into Account A will be held in the Domestic Money Market Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. Subsequent premiums allocated to Account A will be directly placed in the subaccounts selected as of the end of the valuation period in which they are received at ML of New York's Home Office. Premiums directed into Account B will be directly placed in the Reserve Assets Subaccount on the issue date. Subsequent premiums allocated to Account B will be directly placed in its Reserve Assets Subaccount as of the end of the valuation period in which they are received at ML of New York's Home Office. Currently, a contract owner may allocate his or her premium among eighteen subaccounts (seventeen available through Account A and one available through Account B); allocations must be made in increments that are even multiples of 10%. For example, 10% of a premium received may be allocated to the Prime Bond Fund, 40% allocated to the High Current Income Fund, and 50% allocated to the Quality Equity Fund. However, a contract owner may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3% to the High Current Income Fund. If allocation instructions are not given with subsequent premiums received, ML of New York will allocate those premiums according to the allocation instructions last received from the contract owner. ML of New York reserves the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily, as described below. This value is used to determine the number of subaccount accumulation units represented by a contract owner's investment in a subaccount. When a contract owner invests a premium or transfers an amount to a subaccount, accumulation units in that subaccount are purchased and credited to the Contract. Conversely, when a contract owner withdraws contract value or transfers an amount from a subaccount, accumulation units credited to the Contract in that subaccount are redeemed. Similarly, when a deduction is made under a Contract for the contract maintenance charge, any contingent deferred sales charges, any transfer charge and any premium taxes due, accumulation units credited to the Contract in the subaccounts are redeemed. (See CHARGES AND DEDUCTIONS on page 20 for a discussion concerning the allocation of charges to subaccounts.) The number of accumulation units in a subaccount so purchased or redeemed for a Contract is based on the subaccount's accumulation unit value as of the end of the valuation period during which the purchase or redemption is made. It is determined by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is effected. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are effected.

The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience will be reflected in the accumulation unit value.

For each subaccount, the value of an accumulation unit was arbitrarily set at $10 when it was established. Accumulation unit values may increase or decrease from one valuation period to the next. A valuation period is the interval from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period. The Funds' investment performance, expenses, and the deduction of asset-based charges affect the accumulation unit value.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor is determined by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period, and subtracting from the result the valuation period equivalent of the annual administration and mortality and expense risk charges. ML of New York may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See OTHER CHARGES on page 23).

The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

DEATH BENEFIT

Prior to the annuity date, the Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies, regardless of investment experience. Currently, the death benefit is equal to the greater of
(a) premiums paid less any withdrawals or (b) the contract value. Once the necessary state approval has been obtained, a death benefit endorsement will be added to Contracts issued before and after such state approval. After endorsement, for contract owners age 80 or under on the Contract date of issue, the death benefit will be equal to the greatest of (a) premiums paid less any withdrawals, (b) the contract value, or (c) the maximum death benefit value. (For contract owners over age 80 on the Contract date of issue, the death benefit will be the greater of (a) premiums paid less any withdrawals or
(b) the contract value.)

ML of New York will calculate an anniversary value for the date of issue and each contract anniversary through the earlier of (i) the contract owner's attained age 80 or (ii) the anniversary on or prior to the date of death. (For Contracts endorsed after their date of issue, the anniversary value is initially calculated beginning with the first contract anniversary following the date of endorsement.) The maximum death benefit value will be equal to the greatest anniversary value of Account A, plus the value of Account B. Each anniversary value of Account A is calculated as follows:

  . the value of Account A on the date of issue and each contract anniversary thereafter; plus

  . premium payments allocated to Account A since the date of issue or that anniversary; less

  . withdrawals and transfers from Account A since the date of issue or that anniversary.

After age 80, the greatest anniversary value of Account A will be equal to the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

  EXAMPLE: Assume a Contract is issued to a contract owner below age 80 after state approval of the death benefit endorsement, and that no allocations are made to Account B. Maximum death benefit values of the Contract, based on hypothetical values of Account A* and the contract transactions shown, are set forth below:

                                                             MAXIMUM
            TRANSACTIONS           ANNIVERSARY VALUES         DEATH            PREMIUMS
        -------------------- ------------------------------- BENEFIT CONTRACT    LESS      DEATH
 DATE   PREMIUMS WITHDRAWALS 1/1/98  1/1/99  1/1/00  1/1/01   VALUE   VALUE   WITHDRAWALS BENEFIT
 ----   -------- ----------- ------- ------- ------- ------- ------- -------- ----------- -------
1/1/96  100,000              100,000                         100,000 100,000    100,000   100,000
1/1/99                       100,000 105,000                 105,000 105,000    100,000   105,000
6/1/99   10,000              110,000 115,000                 115,000 114,000    110,000   115,000
7/1/99              5,000    105,000 110,000                 110,000 112,000    105,000   112,000
1/1/00                       105,000 110,000 109,000         110,000 109,000    105,000   110,000
1/1/01                       105,000 110,000 109,000 112,000 112,000 112,000    105,000   112,000

--------

* Account A anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There can, of course, be no assurance that Account A will experience positive investment performance.

For Contracts issued on a joint ownership basis, the greatest anniversary value is calculated based on the period of time through the earlier of (i) the older co-owner attaining age 80 or (ii) the anniversary on or prior to either co-owner's date of death. Subsequent changes in the contract owner will not increase the period of time during which anniversary values are used to determine the maximum death benefit value, but could shorten such period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, the period of time used in the calculation of the maximum death benefit value will be based on the age of the new contract owner at the time of the ownership change. If at the time of an ownership change the new contract owner is over attained age 80, the maximum death benefit value will be calculated based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, then the annuitant's age, rather than the contract owner's age will be used to determine the period of time used in the calculation of the maximum death benefit value.

If the contract owner dies prior to the annuity date, ML of New York will pay the Contract's death benefit to the owner's beneficiary. Unless the beneficiary has been irrevocably designated, the contract owner may change the beneficiary at any time prior to the annuity date. If the owner's beneficiary is his or her surviving spouse, the spouse may elect to continue the Contract in force on the same terms as applicable before the owner's death, and the spouse will then become the contract owner and the beneficiary until a new beneficiary is named.

The death benefit will be paid in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See ANNUITY OPTIONS on page 30.) However, if the contract owner dies before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to the surviving spouse. (See FEDERAL INCOME TAXES on page 31.)

The death benefit is determined as of the date ML of New York receives due proof of death at its Service Center. Due proof of death is received as of the date ML of New York receives a certified copy of the contract owner's death certificate, the Beneficiary Statement, and any other paperwork necessary to process the death claim. If other documents have not been received by the 60th day following receipt of the certified death certificate, due proof of death will be deemed to have been received and the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT

If the annuitant dies prior to the annuity date, and the annuitant is not the contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless the owner is not a natural person. If the contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.

If the annuitant dies after the annuity date, while guaranteed amounts remain unpaid, the contract owner may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge, determined as of the date the request is received. Where permitted by state regulation, once each contract year, contract owners may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge determined as of the date the request is received (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. Periodic transfers may be canceled by the contract owner at any time. Once canceled, they can not be activated again until the next contract year.

Generally, the amount transferred will be deducted on a pro rata basis from among the affected Account A subaccounts, on the basis of the contract owner's interest in each subaccount to the Account A account value, unless the contract owner requests otherwise. However, if the amount will be transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to the annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among Account A subaccounts may be made at a charge of $25 per transfer. Currently, there is no charge for additional transfers. The transfer charge will be deducted on a pro rata basis from among the subaccounts from which account value is being transferred. ML of New York reserves the right to change the number of additional transfers permitted each contract year, as appropriate.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. Requests to transfer dollar amounts must be for at least $300 or the total value of a subaccount, if less. Requests to transfer a percentage of Account A value are also subject to a $300 minimum, with allocations in increments that are even multiples of 10%. For example, 20% of the $1,500 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 15 1/2% may not.

Contract owners may make transfer requests in writing or by telephone, once ML of New York receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, once ML of New York receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at ML of New York's Home Office. Telephone transfer requests received after 4:00 p.m.
(ET) will be deemed to have been received the following business day.

DOLLAR COST AVERAGING

The Contract offers an additional optional transfer feature called Dollar Cost Averaging. This feature allows contract owners to reallocate value from the Account A Domestic Money Market Subaccount to any of the remaining Account A investment options. Amounts will be transferred monthly to the subaccounts specified by the contract owner. Amounts of $1,000 or more must be allotted for transfer each month in the Dollar Cost Averaging feature. Allocations must be designated in percentage increments that are even multiples of 10%. No specific dollar amount designations may be made. ML of New York reserves the right to change these minimums.

Contract owners may apply for the Dollar Cost Averaging feature at any time prior to the annuity date. Dollar Cost Averaging transfers may continue for anywhere from 12 to 36 months (or to the annuity date, if earlier), subject to availability of Domestic Money Market Subaccount value for this purpose. When the Dollar Cost Averaging feature is elected, an amount equal to the total to be transferred during the term of the feature must have been deposited into the Domestic Money Market Subaccount. Should the owner's interest in the Domestic Money Market Subaccount drop below the selected monthly transfer amount, ML of New York will notify the contract owner that an additional premium payment will be necessary in that subaccount if he or she wants to continue in the Dollar Cost Averaging feature.

The first Dollar Cost Averaging transfer will be effected on the first monthiversary date after ML of New York receives the contract owner's election at its Home Office. Subsequent Dollar Cost Averaging transfers will take effect as of the end of the valuation period on each of the Contract's monthiversary dates.

The main objective of the Dollar Cost Averaging feature is to shield investment from short term price fluctuations. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows contract owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

There is no charge imposed on Dollar Cost Averaging transfers. These transfers are in addition to the annual transfers permitted under the Contract, as described above.

Dollar Cost Averaging is an investment strategy and does not guarantee an investment gain, nor will it protect against an investment loss when markets have declined.

MERRILL LYNCH RETIREMENT PLUS ADVISOR SM

Subject to certain eligibility requirements, a contract owner may elect to participate in the Merrill Lynch Retirement Plus Advisor SM ("RPA") program. Through RPA, premiums and Account A values are allocated and transferred periodically among the subaccounts of Account A, in accordance with an investment program developed by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") that is consistent with the contract owner's investment profile. MLPF&S is registered as an investment adviser under the Investment Advisers Act of 1940.

Prior to participating in this program, a contract owner must complete an RPA profiling questionnaire and client agreement for each contract under which Account A values will be allocated pursuant to the RPA program.

If premiums and Account A values under a contract are being invested pursuant to the RPA program, then Dollar Cost Averaging is not available for the contract. In addition, the contract owner's participation in the program may be terminated in the discretion of MLPF&S if a contract owner requests a transfer while the RPA program is in effect; such contract owner-initiated transfers may be inconsistent with investment strategies being implemented through the program.

RPA program transfers of Account A values are not subject to any transfer charge. Fees associated with participation in the RPA program, which are imposed by MLPF&S, are paid by the participating contract owner directly through the contract owner's Merrill Lynch brokerage account, and are not deducted from the contract value or imposed on the Accounts.

A contract owner wishing to participate in the RPA program should consult with his or her Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that a contract owner will attain his or her investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

WITHDRAWALS AND SURRENDERS

Withdrawals may be made from the Contract up to six times per contract year prior to the annuity date. The first withdrawal from Account A in any contract year will be effected as if gain in account value and premium not subject to a contingent deferred sales charge is withdrawn first, followed by premium on a "first-in, first-out" basis. A contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of (a) or (b) where (a) is 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge determined as of the date the request is received, less any prior amount withdrawn or transferred from Account A to Account B in the contract year, and (b) is the gain in Account A plus premiums allocated to Account A as of the date the request is received that are not subject to a contingent deferred sales charge. Additionally, where permitted by state regulation, the amount withdrawn may be paid on a monthly, quarterly, semi-annual or annual basis, if the contract owner so elects. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See PENALTY TAXES on page 33.)

All subsequent withdrawals from Account A in the same contract year will be effected as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 21.)

There are no contingent deferred sales charges imposed on any withdrawals from Account B. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals from Account A on a Contract purchased by an employee of ML of New York or purchased by the employee's spouse or dependents, where permitted by state regulation.

In addition, the contract owner may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. This optional automatic withdrawal program can be activated or canceled by the contract owner once each contract year. Once canceled, the program can not be activated again until the next contract year. Withdrawal amounts may be increased or decreased at any time, once ML of New York receives a proper request at its Home Office. There are no contingent deferred sales charges imposed on automatic withdrawals from Account B. These withdrawals are in addition to the annual withdrawals permitted under the Contract, as described above. Automatic withdrawals may be included in the contract owner's gross income in the year in which the withdrawal occurs. (See DISTRIBUTIONS on page 33.) Withdrawals may be taxable and subject to a 10% tax penalty. (See PENALTY TAXES on page 33.)

If the contract owner has elected both the automatic withdrawal program and a withdrawal from Account A on a monthly, quarterly, semi-annual or annual basis, both forms of withdrawal must be paid out on the same date(s).

The minimum amount that may be withdrawn is $300. At least $2,000 must remain in the Contract after a withdrawal is made. ML of New York reserves the right to change these minimums. Withdrawals will be effected as of the end of the valuation period on the date the request is received at ML of New York's Home Office. Unless otherwise directed by the contract owner, withdrawals will be taken from subaccounts in the same proportion as the owner's contract value bears to the subaccounts of the Accounts from which the withdrawal is made. A withdrawal may be effected by telephone, once a proper authorization form is submitted to ML of New York's Home Office, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. Otherwise, a withdrawal request must be submitted by the contract owner in writing to ML of New York's Home Office. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

The Contract may be surrendered at any time prior to the annuity date. To surrender the Contract through a full withdrawal, the Contract must be delivered to ML of New York's Home Office. The surrender will be effected as of the end of the valuation period on the date the Contract is received at ML of New York's Home Office. The amount payable on surrender is the contract value as of the end of the valuation period when the surrender is effected, less any applicable contingent deferred sales charge, less the contract maintenance charge if the contract value is less than $50,000 and that valuation period is not a contract anniversary, less any applicable charge for premium taxes. (See CHARGES AND DEDUCTIONS on page 20.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 33.)

PAYMENTS TO CONTRACT OWNERS

ML of New York will generally pay the amount of any withdrawal or surrender, any annuity payment or death benefit, minus any applicable charges, premium taxes or tax withholding, within seven days of receipt of a proper request at its Home Office. However, ML of New York may delay the payment of any withdrawal, surrender, or death benefit, or the processing of any annuity payment or transfer request if (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday; (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; (c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Accounts or to determine the value of their assets; (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

ANNUITY DATE

The contract owner selects an annuity date when the Contract is applied for. The annuity date may be changed by telephone or by written notice submitted to Merrill Lynch Life's Service Center), up to 30 days prior to that date. Generally, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. For IRA Contracts, the annuity date may not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date. If no annuity date is chosen, the annuity date will automatically be the date on which the annuitant reaches age 85 or 70 1/2, as outlined above.

The first annuity payment will be made on the annuity date, and payments will continue thereafter according to the schedule of the annuity option selected.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in Annuity Options.

ANNUITY OPTIONS

The Contract provides a choice of fixed annuity payment options. If an annuity option is not chosen by the contract owner, ML of New York will automatically effect the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). The annuity option may be changed up to 30 days prior to the annuity date. ML of New York reserves the right to limit annuity options available to IRA contract owners to comply with provisions of the Internal Revenue Code or regulations thereunder. On the annuity date, the entire contract value, after a deduction for the cost of any applicable premium taxes, will be transferred to ML of New York's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The dollar amount of annuity payments is determined by the contract value on the annuity date, applied to ML of New York's then current annuity purchase rates. These rates will be furnished on request. The rates will never be less favorable than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to ML of New York, resulting in an incorrect calculation of annuity payments on a Contract, future annuity payments on that Contract will be adjusted to reflect the correct age and/or sex. Any amount ML of New York overpaid as the result of a misstatement will be deducted from future payments with 6% annual interest charges. Any amount ML of New York underpaid as the result of a misstatement will be paid in full with the next payment made with 6% annual interest credited.

If the contract value on the annuity date, after the deduction for the cost of any applicable premium taxes, is less than $2,000 (or a different minimum amount, if required by state law), ML of New York may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), the frequency of payments may be changed so that all payments will be at least $20 (or the minimum amount required by state law). Otherwise, the contract owner has the following annuity payment options. ML of New York reserves the right to permit additional annuity payment options.

 . PAYMENTS OF A FIXED AMOUNT--Equal payments in an amount chosen by the contract owner will be guaranteed until the sum of all annuity payments equals the contract value transferred to ML of New York's general account on the annuity date, adjusted for interest credited as shown in the Contract. The amount chosen must provide for payments for at least five years. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 . PAYMENTS FOR A FIXED PERIOD--Payments will be made for five years or a longer period if selected by the contract owner. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 .  *LIFE ANNUITY--Payments will be made for the life of the annuitant.
   Payments will cease with the last payment due before the annuitant's death.

 . LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies before the guarantee period ends, payments will be guaranteed for either 10 or 20 years as selected by the contract owner. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 . LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies beforehand, payments will be guaranteed until the sum of all annuity payments equals the contract value transferred to ML of New York's general account on the annuity date, adjusted for interest credited as shown in the Contract.

 . *JOINT AND SURVIVOR LIFE ANNUITY--Payments will be made for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

 . INDIVIDUAL RETIREMENT ACCOUNT ANNUITY--This annuity option is available only to IRA contract owners. Payments will be made annually based on either
   (a) the life expectancy of the owner/annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value transferred to ML of New York's general account, divided by the then current life expectancy chosen, as defined by Internal Revenue Service regulations. Payments will be made on each anniversary of the annuity date. If the measuring life or lives dies before the remaining value has been distributed, that value will be paid to the contract owner in a lump sum.

*These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

UNISEX

Generally, the Contract provides for sex-distinct annuity purchase rates for life annuities. However, in those states that have adopted regulations prohibiting sex-distinct rates, blended unisex annuity purchase rates for life annuities will be applied, whether the annuitant is male or female. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchasing the Contract should consult with their legal adviser to determine whether purchasing the Contract based on sex-distinct annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. ML of New York may offer such contract owners Contracts based on unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

INTRODUCTION

The Contracts are designed for use in connection with retirement plans that are not qualified plans under the provisions of the Internal Revenue Code and also Individual Retirement Annuities (IRAs). The ultimate effect of federal income taxes on contract value, on annuity payments, and on the economic benefit to the contract owner, depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Accounts meet Internal Revenue Service diversification standards (discussed below) and on the tax status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all situations in which a person may by entitled to or may receive a distribution under the Contract. Contract owners should consult a competent tax adviser before initiating any transaction. This discussion is based on the Company's understanding of current federal income tax laws as currently interpreted by the Internal Revenue Service and generally does not discuss or consider any applicable state or other tax laws. No representation is made as to the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. ML OF NEW YORK DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

ML OF NEW YORK'S TAX STATUS

ML of New York is taxed as a life insurance company under the Internal Revenue Code. The Accounts are not a separate entity and for tax purposes their operations are part of the Company's. Therefore, the Company will be liable for any taxes attributable to the Accounts. Under existing federal income tax law the investment income of the Accounts is includable in the Company's gross income. ML of New York currently incurs no income taxes on this income. ML of New York reserves the right, however, to deduct from the Accounts any such taxes which are imposed on the investment earnings or taxes measured by or attributable to the receipt of premium.

TAXATION OF ANNUITIES

In General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, ML of New York believes that the contract owner is not taxed on increases in the value of the Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified Contract to provide that
(a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner. Solely for purposes of applying the provisions of Section 72(s) of the Code, when nonqualified Contracts are held by other than a natural person, the death of, or change of, the annuitant is treated as the death of the contract owner.

The nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to IRAs.

Non-natural Owners

Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the Contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax adviser.

Distributions

The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income. With respect to nonqualified Contracts, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the Contract. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income under section 72(e) of the Internal Revenue Code to the extent that the net amount received exceeds the investment in the Contract. (For the tax treatment of any premium paid prior to August 14, 1982, under another annuity contract, which contract has been exchanged for this Contract, consult your tax adviser.) Amounts may be distributed from a Contract because of the death of the owner.

Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, the amount is taxed in the same manner as a full withdrawal; or (2) if distributed under a payment option, the amounts are taxed in the same manner as annuity payments. For both withdrawals and annuity payments under IRAs, there may be no cost basis in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable as ordinary income.

Multiple Annuity Contracts

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by ML of New York (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Penalty Taxes

A penalty tax may be imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified Contracts and IRAs, with different exceptions for each. The exceptions applicable to both nonqualified Contracts and IRAs include (a) distributions made at or after the contract owner attains age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second designated person). In certain circumstances, other exceptions may apply. Other tax penalties may apply to certain distributions, loans and other transactions under IRAs.

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS

The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Accounts are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.

The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. ML of New York, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. These differences could result in the owner being treated as the owner of the assets of the Accounts. ML of New York reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Accounts for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

IRA CONTRACTS

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible, and on the time when distributions may commence and the duration of those distributions. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The ultimate effect of federal income taxes on the amounts contributed to and held under a Contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary depends on the tax and employment status of the individual concerned and on ML of New York's tax status. In addition, certain requirements must be satisfied in purchasing an IRA with proceeds from a tax qualified retirement plan and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within seven days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent tax advice as to the suitability of the Contract for use with or as an IRA. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

Unless the contract owner elects to the contrary, the taxable portion of any amounts received under the Contract will be subject to withholding to meet federal and state income tax obligations. The rate of withholding on annuity payments will generally be determined on the basis of the withholding certificate filed by the contract owner with ML of New York. If no such certificate is filed, the contract owner will be treated, for purposes of determining the withholding rate, as a married person with three exemptions.

The rate of withholding on all other payments made under the Contract, such as amounts received upon withdrawals, will generally be 10%. Thus, if the contract owner fails to elect that there be no withholding, ML of New York will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that is taxable. ML of New York will provide the contract owner with forms and instructions concerning the right to elect that no amount be withheld from payments. Generally, there will be no withholding for taxes until payments are actually received under the Contract.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although, as of the date of this prospectus, Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

ML of New York does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                               OTHER INFORMATION

VOTING RIGHTS

ML of New York is the legal owner of all Fund shares held in the Accounts. As the owner, it has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, ML of New York will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective subaccounts for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit ML of New York to vote Fund shares in its own right, it may elect to do so.

Contract owners have voting rights prior to their annuity date. They may give voting instructions concerning (1) the election of the Funds' Board of Directors; (2) ratification of the Funds' independent accountant; (3) approval of the investment advisory agreement for a Fund corresponding to the contract owner's selected subaccounts; (4) any change in the fundamental investment policy of a Fund corresponding to the contract owner's selected subaccounts; and (5) any other matter requiring a vote of the Funds' shareholders. The number of shares for which a contract owner may give voting instructions prior to the annuity date is determined by dividing the contract owner's interest in a subaccount by the net asset value per share of the corresponding Fund. The number of shares for which contract owners may give voting instructions will be determined as of a record date chosen by ML of New York. The record date will be no earlier than 90 days prior to the shareholders meeting.

After the annuity date, contract owners no longer have voting rights, since their contract value has then been moved out of the Funds.

Contract owners will receive periodic reports relating to the Funds in which they have an interest including proxy material and voting instruction forms.

REPORTS TO CONTRACT OWNERS

At least once each contract year prior to the annuity date, contract owners will be sent a statement that provides information pertinent to their own Contract. The statement will outline all Contract transactions during the year, the Contract's current number of accumulation units, the value of each accumulation unit, and the total contract value.

Contract owners will also be sent an annual and a semiannual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SELLING THE CONTRACT

Merrill Lynch, Pierce, Fenner & Smith Incorporated is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch, Pierce, Fenner & Smith Incorporated's principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of Merrill Lynch, Pierce, Fenner & Smith Incorporated who are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for ML of New York. ML of New York has entered into a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and a companion sales agreement with Merrill Lynch Life Agency, Inc. through which agreements the Contracts are sold and the Financial Consultants are compensated by Merrill Lynch Life Agency, Inc. and/or Merrill Lynch, Pierce, Fenner & Smith Incorporated. The maximum commission paid to the Financial Consultant is 2.0% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive additional compensation of no more than 1.4% of contract value not subject to a contingent deferred sales charge. Additional annual compensation of no more than 0.50% of contract value may also be paid to the Financial Consultant. Commission may be paid in the form of non-cash compensation. ML of New York reserves the right not to pay commission or annuity date compensation on Contracts purchased by employees of ML of New York or Contracts purchased by the employees' spouses or dependents.

The maximum commission ML of New York will pay to Merrill Lynch Life Agency, Inc. to be used to pay commissions to Financial Consultants is 3.5% of each premium allocated to Separate Account A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than Merrill Lynch, Pierce, Fenner & Smith Incorporated registered representatives.

STATE REGULATION

ML of New York is subject to the laws of the State of New York and to the regulations of the New York Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where ML of New York does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. ML of New York's books and accounts are subject to insurance department review at all times. A full examination of ML of New York's operations is conducted periodically by the New York Insurance Department and under the auspices of the National Association of Insurance Commissioners.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. ML of New York and Merrill Lynch, Pierce, Fenner & Smith Incorporated are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to its total assets. No litigation relates to the Accounts.

EXPERTS

The financial statements of ML of New York as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and of the Accounts as of December 31, 1995 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, ML of New York's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

  OTHER INFORMATION
  General Information and History
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements
  CALCULATION OF YIELDS AND TOTAL RETURNS
  FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 9, 1996

              ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

              ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                  HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                             PHONE: (800) 333-6524

                                OFFERED THROUGH
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated December 9, 1996, which is available on request and without charge by writing to or calling ML of New York at its Home Office address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
OTHER INFORMATION........................................................    3
General Information and History..........................................    3
Principal Underwriter....................................................    3
Financial Statements.....................................................    3
Administrative Services Arrangements.....................................    3
CALCULATION OF YIELDS AND TOTAL RETURNS..................................    3
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
 A.......................................................................  S-1
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
 B....................................................................... S-18
FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK............  G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York in 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1995, 1994, and 1993, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $0.8 million, $3.5 million and $3.9 million respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1995, 1994 and 1993, ML of New York paid administrative services fees of $4.4 million, $4.0 million, and $5.7 million respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge;
(2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES/UV) X (365/7)
Where:
NCF= the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES=       per unit expenses for the hypothetical account for the 7-day period.
UV=       the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))365/7  = 1
Where:
NCF= the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES=       per unit expenses of the hypothetical account for the 7-day period.
UV=       the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1995 was 3.89%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1995 was 4.66%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS
From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 X ((((NY - ES)/(U X UV)) + 1)6 - 1)

Where:
NI= net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.
ES=       expenses of the subaccount for the 30-day or one-month period.
U=        the average number of units outstanding.
UV= the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account
A. The yield for those subaccounts for the 30-day period ended December 31, 1995 was:

     NAME OF SUBACCOUNT                   YIELD
     ------------------                   -----
     Prime Bond                           4.52%
     High Current Income                  8.62%
     Global Bond Focus (formerly, World
      Income Focus)                       7.36%
     Government Bond (formerly,
      Intermediate Government Bond)       4.16%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS
From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1995, returns were:

     NAME OF SUBACCOUNT                  RETURN
     ------------------                  ------
     Prime Bond                          11.34 %
     High Current Income                  8.62 %
     Quality Equity                      14.29 %
     Equity Growth                       36.80 %
     Natural Resources Focus*             5.22 %
     American Balanced*                  12.29 %
     Global Strategy Focus                2.27 %
     Basic Value Focus                   17.62 %
     Global Bond Focus (formerly, World
      Income Focus)                       8.28 %
     Global Utility Focus*               16.45 %
     International Equity Focus          (2.08)%
     Government Bond (formerly,
      Intermediate Government Bond)       6.15 %
     Developing Capital Markets Focus    (7.92)%

Performance information for the Index 500, AIM V.I. Capital Appreciation, AIM V.I. Value, Premier Growth, Emerging Growth, and Research Subaccounts are not included because they had not commenced operations as of December 31, 1995.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract were continued for a longer period.
--------

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

                                          COMMENCED
     FUND                                 OPERATIONS
     ----                                 ----------
     Prime Bond                           April 20, 1982
     High Current Income                  April 20, 1982
     Quality Equity                       April 20, 1982
     Equity Growth                        April 20, 1982
     Natural Resources Focus*             June 1, 1988
     American Balanced*                   June 1, 1988
     Global Strategy Focus                February 14, 1992
     Basic Value Focus                    July 1, 1993
     Global Bond Focus (formerly, World
      Income Focus)                       July 1, 1993
     Global Utility Focus*                July 1, 1993
     International Equity Focus           July 1, 1993
     Government Bond (formerly,
      Intermediate Government Bond)       May 1, 1994
     Developing Capital Markets Focus     May 1, 1994

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                             TR = ((ERV/P)1/N) - 1

Where:

TR= the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV= the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P=        a hypothetical initial payment of $1,000.
N=        the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge or surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the
--------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account A (the "Account") as of December 31, 1995 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1995, by correspondence with the funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1995 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such supplemental schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.


/S/ Deloitte & Touche LLP


January 18, 1996

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Domestic Money Market Fund                                  $           23,342,691              23,342,691  $           23,342,691
Prime Bond Fund                                                         37,642,570               3,060,969              38,109,060
High Current Income Fund                                                18,303,918               1,595,364              17,947,843
Quality Equity Fund                                                     30,460,080               1,088,093              35,645,933
Equity Growth Fund                                                      14,328,488                 678,903              18,995,705
Flexible Strategy Fund                                                  13,636,737                 897,788              14,786,574
American Balanced Fund                                                  15,690,858               1,141,508              17,316,681
Natural Resources Focus Fund                                             1,953,679                 176,131               2,104,770
Global Strategy Focus Fund                                              33,098,634               2,743,559              34,431,669
Global Utility Focus Fund                                                7,712,601                 753,284               8,512,105
International Equity Focus Fund                                         14,444,008               1,304,676              14,429,712
World Income Focus Fund                                                  5,858,215                 590,068               5,776,764
Basic Value Focus Fund                                                  14,630,399               1,289,498              16,892,428
International Bond Fund                                                    455,915                  44,093                 463,854
Intermediate Government Bond Fund                                        1,652,736                 162,530               1,753,701
Developing Capital Markets Focus Fund                                    2,316,651                 236,095               2,200,405
                                                            -----------------------                         -----------------------
TOTAL ASSETS                                                $          235,528,180                                     252,709,895
                                                            =======================                         -----------------------

LIABILITIES:
Due to ML Life Insurance Company of New York                                                                                65,175
                                                                                                            -----------------------
TOTAL LIABILITIES                                                                                                           65,175
                                                                                                            -----------------------
NET ASSETS                                                                                                  $          252,644,720
                                                                                                            =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
================================================================================

                                                                                              1995                    1994
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $           10,648,984  $            6,940,125
 Mortality and Expense Charges (Note 3)                                                         (3,040,823)             (2,415,219)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                          7,608,161               4,524,906
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains                                                                                795,417                  56,818
 Net Unrealized Gains (Losses)                                                                  25,415,498             (12,340,022)
                                                                                    ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                                                    26,210,915             (12,283,204)
                                                                                    ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                                                      33,819,076              (7,758,298)
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                       24,211,078             100,871,436
 Transfer of Contract Owner Withdrawals                                                         (8,215,726)             (5,174,965)
 Transfers Out - Net                                                                            (1,121,733)               (434,705)
 Transfer of Contract Maintenance Charges (Note 3)                                                (108,508)                (59,295)
                                                                                    ----------------------- -----------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                                        14,765,111              95,202,471
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                          48,584,187              87,444,173
Net Assets Beginning Balance                                                                   204,060,533             116,616,360
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $          252,644,720  $          204,060,533
                                                                                    ======================= =======================




See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of sixteen investment divisions. The investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Series Funds"). The portfolios of the Series Funds have varying investment objectives relative to growth of capital and income. The Series Funds receives investment advice from Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill, for a fee calculated at various annual rates ranging from .35% to 1.00% of the average daily net assets of the investment divisions.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   To facilitate comparisons with the current year, certain amounts in the prior year have been reclassified.

2. The following is a summary of significant accounting policies of Separate Account A:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the Series Funds shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of Separate Account A are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted from the net asset value of Separate Account A. This charge is made to reimburse ML of New York for costs associated with the establishment and administration of Separate Account A.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted.

   Contract  owners may make up to six transfers  among  the
   Separate  Account A divisions per contract  year  without
   charge.   Additional  transfers may  be  permitted  at  a
   charge of $25 per transfer.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                          Domestic                                    High
                                                      Total                 Money                Prime               Current
                                                     Separate              Market                Bond                Income
                                                     Account                Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $         10,648,984  $         1,100,428  $         2,478,146  $         1,578,423
 Mortality and Expense Charges                         (3,040,823)            (270,684)            (477,417)            (216,105)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                          7,608,161              829,744            2,000,729            1,362,318
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              795,417                    0             (259,212)             (66,370)
 Net Unrealized Gains                                  25,415,498                    0            4,266,420              958,892
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)           26,210,915                    0            4,007,208              892,522
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                             33,819,076              829,744            6,007,937            2,254,840
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                              24,211,078           22,372,316              156,609              171,824
 Transfer of Contract Owner Withdrawals                (8,215,726)            (892,488)          (1,437,521)            (571,957)
 Transfers In (Out) - Net                              (1,121,733)         (17,320,263)             426,689            2,500,891
 Transfer of Contract Maintenance Charges                (108,508)              (6,945)             (14,830)              (7,731)
                                             --------------------- -------------------- -------------------- --------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               14,765,111            4,152,620             (869,053)           2,093,027
                                             --------------------- -------------------- -------------------- --------------------
Increase (Decrease) in Net Assets                      48,584,187            4,982,364            5,138,884            4,347,867
Net Assets Beginning Balance                          204,060,533           18,354,410           32,960,333           13,595,334
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $        252,644,720  $        23,336,774  $        38,099,217  $        17,943,201
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                             Divisions Investing In
                                             ====================================================================================

                                                     Quality               Equity              Flexible             American
                                                      Equity               Growth              Strategy             Balanced
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $          1,037,519  $            52,571  $           595,685  $           608,454
 Mortality and Expense Charges                           (420,966)            (193,094)            (183,197)            (213,967)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                            616,553             (140,523)             412,488              394,487
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              329,434              466,538               45,556              117,896
 Net Unrealized Gains                                   5,013,917            4,833,452            1,538,179            2,238,763
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)            5,343,351            5,299,990            1,583,735            2,356,659
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                              5,959,904            5,159,467            1,996,223            2,751,146
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                 285,553              221,245              104,769               57,776
 Transfer of Contract Owner Withdrawals                  (971,173)            (406,068)            (517,208)            (680,911)
 Transfers In (Out) - Net                               3,422,212            3,644,722              712,004            1,675,613
 Transfer of Contract Maintenance Charges                 (15,607)              (6,923)              (6,880)              (7,519)
                                             --------------------- -------------------- -------------------- --------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                2,720,985            3,452,976              292,685            1,044,959
                                             --------------------- -------------------- -------------------- --------------------
Increase (Decrease) in Net Assets                       8,680,889            8,612,443            2,288,908            3,796,105
Net Assets Beginning Balance                           26,955,834           10,378,365           12,493,844           13,516,105
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $         35,636,723  $        18,990,808  $        14,782,752  $        17,312,210
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                             Divisions Investing In
                                             ====================================================================================
                                                     Natural               Global               Global            International
                                                    Resources             Strategy              Utility              Equity
                                                      Focus                 Focus                Focus                Focus
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $             43,052  $         1,127,959  $           299,769  $           539,396
 Mortality and Expense Charges                            (28,412)            (453,534)            (105,223)            (183,716)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                             14,640              674,425              194,546              355,680
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                7,502              249,732              (67,434)             (37,811)
 Net Unrealized Gains                                     202,558            2,012,207            1,480,395              197,776
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)              210,060            2,261,939            1,412,961              159,965
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                                224,700            2,936,364            1,607,507              515,645
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                  25,450              204,373               77,973              187,196
 Transfer of Contract Owner Withdrawals                  (133,808)          (1,282,650)            (284,361)            (563,415)
 Transfers In (Out) - Net                                (166,290)          (1,860,983)            (416,424)              13,089
 Transfer of Contract Maintenance Charges                  (1,161)             (19,210)              (3,572)              (7,539)
                                             --------------------- -------------------- -------------------- --------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (275,809)          (2,958,470)            (626,384)            (370,669)
                                             --------------------- -------------------- -------------------- --------------------
Increase (Decrease) in Net Assets                         (51,109)             (22,106)             981,123              144,976
Net Assets Beginning Balance                            2,155,335           34,444,876            7,528,785           14,281,004
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $          2,104,226  $        34,422,770  $         8,509,908  $        14,425,980
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                             Divisions Investing In
                                             ====================================================================================
                                                      World                 Basic                                 Intermediate
                                                      Income                Value            International         Government
                                                      Focus                 Focus                Bond                 Focus
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $            491,150  $           585,824  $            21,076  $            74,510
 Mortality and Expense Charges                            (74,826)            (174,082)              (4,277)             (17,397)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                            416,324              411,742               16,799               57,113
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (86,645)             141,435                7,275                5,484
 Net Unrealized Gains                                     452,227            2,079,042                9,632              103,249
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)              365,582            2,220,477               16,907              108,733
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                                781,906            2,632,219               33,706              165,846
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                  14,159              209,592                6,750                7,500
 Transfer of Contract Owner Withdrawals                  (156,235)            (233,699)             (27,624)             (12,520)
 Transfers In (Out) - Net                                (397,443)           4,946,139              270,850              892,104
 Transfer of Contract Maintenance Charges                  (2,722)              (6,429)                (123)                (340)
                                             --------------------- -------------------- -------------------- --------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (542,241)           4,915,603              249,853              886,744
                                             --------------------- -------------------- -------------------- --------------------
Increase (Decrease) in Net Assets                         239,665            7,547,822              283,559            1,052,590
Net Assets Beginning Balance                            5,535,606            9,340,242              180,176              700,657
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $          5,775,271  $        16,888,064  $           463,735  $         1,753,247
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                             Divisions Investing In
                                             =====================
                                                    Developing
                                                 Capital Markets
                                                      Focus
                                                       Fund
                                             =====================
Investment Income (Loss):
 Reinvested Dividends                        $             15,022
 Mortality and Expense Charges                            (23,926)
                                             ---------------------
  Net Investment Income (Loss)                             (8,904)
                                             ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (57,963)
 Net Unrealized Gains                                      28,789
                                             ---------------------
  Net Realized and Unrealized Gains (Losses)              (29,174)
                                             ---------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                                (38,078)
                                             ---------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                 107,993
 Transfer of Contract Owner Withdrawals                   (44,088)
 Transfers In (Out) - Net                                 535,357
 Transfer of Contract Maintenance Charges                    (977)
                                             ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  598,285
                                             ---------------------
Increase (Decrease) in Net Assets                         560,207
Net Assets Beginning Balance                            1,639,627
                                             ---------------------
Net Assets Ending Balance                    $          2,199,834
                                             =====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                          Domestic                                    High
                                                                            Money                Prime               Current
                                                                           Market                Bond                Income
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                 2,104,307.8          2,866,758.2          1,274,375.1
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1995                                2,104,307.8          2,866,758.2          1,274,375.1
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1995                       $              11.09 $              13.29 $              14.08
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================

                                                                           Quality              Equity              Flexible
                                                                           Equity               Growth              Strategy
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                 2,587,997.3          1,332,688.3          1,137,134.8
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1995                                2,587,997.3          1,332,688.3          1,137,134.8
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1995                       $              13.77 $              14.25 $              13.00
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                                                Natural              Global
                                                                          American             Resources            Strategy
                                                                          Balanced               Focus                Focus
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                 1,294,854.9            167,533.9          2,678,814.8
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1995                                1,294,854.9            167,533.9          2,678,814.8
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1995                       $              13.37 $              12.56 $              12.85
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                           Global            International            World
                                                                           Utility              Equity               Income
                                                                            Focus                Focus                Focus
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                   724,247.5          1,275,506.6            504,390.5
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1995                                  724,247.5          1,275,506.6            504,390.5
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1995                       $              11.75 $              11.31 $              11.45
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                            Basic                                 Intermediate
                                                                            Value            International         Government
                                                                            Focus                Bond                 Bond
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                 1,241,769.4             40,678.5            153,524.3
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1995                                1,241,769.4             40,678.5            153,524.3
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1995                       $              13.60 $              11.40 $              11.42
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                   Divisions Investing In
                                                                   ====================
                                                                         Developing
                                                                       Capital Markets
                                                                            Focus
                                                                            Fund
                                                                   ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1995                                   240,156.6
                                                                   --------------------

Total Units Outstanding at December 31, 1995                                  240,156.6
                                                                   ====================

Accumulation Unit Value at December 31, 1995                       $               9.16
                                                                   ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                          Domestic                                    High
                                                      Total                 Money                Prime               Current
                                                     Separate              Market                Bond                Income
                                                     Account                Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $          6,940,125  $           596,265  $         2,418,437  $         1,139,024
 Mortality and Expense Charges                         (2,415,219)            (201,008)            (429,057)            (169,270)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                          4,524,906              395,257            1,989,380              969,754
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               56,818                    0             (232,750)             (56,341)
 Net Unrealized Gains (Losses)                        (12,340,022)                   0           (3,729,246)          (1,560,404)
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)          (12,283,204)                   0           (3,961,996)          (1,616,745)
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                             (7,758,298)             395,257           (1,972,616)            (646,991)
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                             100,871,436           97,114,074              197,056              137,762
 Transfer of Contract Owner Withdrawals                (5,174,965)            (311,975)            (947,312)            (292,414)
 Transfers In (Out) - Net                                (434,705)         (88,116,032)           9,582,971            5,523,286
 Transfer of Contract Maintenance Charges                 (59,295)              (1,350)             (10,780)              (4,946)
                                             --------------------- -------------------- -------------------- --------------------
  Increase in Net Assets
   Resulting from Principal Transactions               95,202,471            8,684,717            8,821,935            5,363,688
                                             --------------------- -------------------- -------------------- --------------------
Increase in Net Assets                                 87,444,173            9,079,974            6,849,319            4,716,697
Net Assets Beginning Balance                          116,616,360            9,274,436           26,111,014            8,878,637
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $        204,060,533  $        18,354,410  $        32,960,333  $        13,595,334
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                             Divisions Investing In
                                             ====================================================================================

                                                     Quality               Equity              Flexible             American
                                                      Equity               Growth              Strategy             Balanced
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $            572,258  $            51,338  $           410,932  $           356,013
 Mortality and Expense Charges                           (317,752)            (123,268)            (144,890)            (169,356)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                            254,506              (71,930)             266,042              186,657
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               47,019               40,177               20,466               37,550
 Net Unrealized Gains (Losses)                           (979,862)            (788,241)            (879,444)            (909,980)
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)             (932,843)            (748,064)            (858,978)            (872,430)
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                               (678,337)            (819,994)            (592,936)            (685,773)
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                 569,295              459,225              113,625              110,532
 Transfer of Contract Owner Withdrawals                  (517,228)            (480,744)            (218,448)            (424,425)
 Transfers In (Out) - Net                              11,723,439            5,691,021            6,269,135            4,788,801
 Transfer of Contract Maintenance Charges                  (9,146)              (3,319)              (3,628)              (4,879)
                                             --------------------- -------------------- -------------------- --------------------
  Increase in Net Assets
   Resulting from Principal Transactions               11,766,360            5,666,183            6,160,684            4,470,029
                                             --------------------- -------------------- -------------------- --------------------
Increase in Net Assets                                 11,088,023            4,846,189            5,567,748            3,784,256
Net Assets Beginning Balance                           15,867,811            5,532,176            6,926,096            9,731,849
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $         26,955,834  $        10,378,365  $        12,493,844  $        13,516,105
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                             Divisions Investing In
                                             ====================================================================================
                                                     Natural               Global               Global            International
                                                    Resources             Strategy              Utility              Equity
                                                      Focus                 Focus                Focus                Focus
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $             20,384  $           551,775  $           239,766  $           100,801
 Mortality and Expense Charges                            (22,990)            (410,106)            (104,976)            (146,336)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                             (2,606)             141,669              134,790              (45,535)
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                  335              177,590              (50,332)              65,764
 Net Unrealized Gains (Losses)                            (25,610)          (1,531,836)            (848,502)            (435,551)
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)              (25,275)          (1,354,246)            (898,834)            (369,787)
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                                (27,881)          (1,212,577)            (764,044)            (415,322)
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                  98,047              627,754              359,318              675,002
 Transfer of Contract Owner Withdrawals                   (14,891)            (641,836)            (192,688)            (465,029)
 Transfers In (Out) - Net                               1,203,702           18,413,131            2,009,778           10,370,792
 Transfer of Contract Maintenance Charges                    (445)             (11,160)              (2,899)              (2,785)
                                             --------------------- -------------------- -------------------- --------------------
  Increase in Net Assets
   Resulting from Principal Transactions                1,286,413           18,387,889            2,173,509           10,577,980
                                             --------------------- -------------------- -------------------- --------------------
Increase in Net Assets                                  1,258,532           17,175,312            1,409,465           10,162,658
Net Assets Beginning Balance                              896,803           17,269,564            6,119,320            4,118,346
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $          2,155,335  $        34,444,876  $         7,528,785  $        14,281,004
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                             Divisions Investing In
                                             ====================================================================================
                                                      World                 Basic                                 Intermediate
                                                      Income                Value            International         Government
                                                      Focus                 Focus                Bond                 Focus
                                                       Fund                 Fund                 Fund                 Fund
                                             ===================== ==================== ==================== ====================
Investment Income (Loss):
 Reinvested Dividends                        $            410,484  $            59,115  $             3,928  $             9,605
 Mortality and Expense Charges                            (69,930)             (93,409)                (934)              (3,510)
                                             --------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                            340,554              (34,294)               2,994                6,095
                                             --------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (36,553)              44,649                 (186)                  (8)
 Net Unrealized Gains (Losses)                           (596,211)              93,878               (1,692)              (2,285)
                                             --------------------- -------------------- -------------------- --------------------
  Net Realized and Unrealized Gains (Losses)             (632,764)             138,527               (1,878)              (2,293)
                                             --------------------- -------------------- -------------------- --------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                               (292,210)             104,233                1,116                3,802
                                             --------------------- -------------------- -------------------- --------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                 180,889               94,542                7,560                1,240
 Transfer of Contract Owner Withdrawals                  (143,364)            (511,706)              (1,427)              (7,440)
 Transfers In (Out) - Net                               2,423,501            7,133,453              172,931              703,075
 Transfer of Contract Maintenance Charges                  (1,796)              (2,002)                  (4)                 (20)
                                             --------------------- -------------------- -------------------- --------------------
  Increase in Net Assets
   Resulting from Principal Transactions                2,459,230            6,714,287              179,060              696,855
                                             --------------------- -------------------- -------------------- --------------------
Increase in Net Assets                                  2,167,020            6,818,520              180,176              700,657
Net Assets Beginning Balance                            3,368,586            2,521,722                    0                    0
                                             --------------------- -------------------- -------------------- --------------------
Net Assets Ending Balance                    $          5,535,606  $         9,340,242  $           180,176  $           700,657
                                             ===================== ==================== ==================== ====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                             Divisions Investing In
                                             =====================
                                                    Developing
                                                 Capital Markets
                                                      Focus
                                                       Fund
                                             =====================
Investment Income (Loss):
 Reinvested Dividends                        $                  0
 Mortality and Expense Charges                             (8,427)
                                             ---------------------
  Net Investment Income (Loss)                             (8,427)
                                             ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 (562)
 Net Unrealized Gains (Losses)                           (145,036)
                                             ---------------------
  Net Realized and Unrealized Gains (Losses)             (145,598)
                                             ---------------------

Increase (Decrease)in Net Assets
 Resulting from Operations                               (154,025)
                                             ---------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                 125,515
 Transfer of Contract Owner Withdrawals                    (4,038)
 Transfers In (Out) - Net                               1,672,311
 Transfer of Contract Maintenance Charges                    (136)
                                             ---------------------
  Increase in Net Assets
   Resulting from Principal Transactions                1,793,652
                                             ---------------------
Increase in Net Assets                                  1,639,627
Net Assets Beginning Balance                                    0
                                             ---------------------
Net Assets Ending Balance                    $          1,639,627
                                             =====================


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                          Domestic                                    High
                                                                            Money                Prime               Current
                                                                           Market                Bond                Income
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                 1,725,685.7          2,939,785.1          1,116,584.4
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1994                                1,725,685.7          2,939,785.1          1,116,584.4
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1994                       $              10.64 $              11.21 $              12.18
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================

                                                                           Quality              Equity              Flexible
                                                                           Equity               Growth              Strategy
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                 2,368,801.5          1,048,612.8          1,113,369.6
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1994                                2,368,801.5          1,048,612.8          1,113,369.6
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1994                       $              11.38 $               9.90 $              11.22
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                                                Natural              Global
                                                                          American             Resources            Strategy
                                                                          Balanced               Focus                Focus
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                 1,205,254.3            190,785.7          2,924,265.0
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1994                                1,205,254.3            190,785.7          2,924,265.0
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1994                       $              11.21 $              11.30 $              11.78
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                           Global            International            World
                                                                           Utility              Equity               Income
                                                                            Focus                Focus                Focus
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                   785,888.0          1,313,991.8            556,854.0
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1994                                  785,888.0          1,313,991.8            556,854.0
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1994                       $               9.58 $              10.87 $               9.94
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ==============================================================
                                                                            Basic                                 Intermediate
                                                                            Value            International         Government
                                                                            Focus                Bond                 Bond
                                                                            Fund                 Fund                 Fund
                                                                   ==================== ==================== ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                   850,329.6             18,139.0             69,485.0
                                                                   -------------------- -------------------- --------------------

Total Units Outstanding at December 31, 1994                                  850,329.6             18,139.0             69,485.0
                                                                   ==================== ==================== ====================

Accumulation Unit Value at December 31, 1994                       $              10.98 $               9.93 $              10.08
                                                                   ==================== ==================== ====================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                   Divisions Investing In
                                                                   ====================
                                                                         Developing
                                                                       Capital Markets
                                                                            Focus
                                                                            Fund
                                                                   ====================


Accumulation Units Allocable to Contracts in
  Accumulation Period at December 31,  1994                                   174,741.4
                                                                   --------------------

Total Units Outstanding at December 31, 1994                                  174,741.4
                                                                   ====================

Accumulation Unit Value at December 31, 1994                       $               9.38
                                                                   ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account B (the "Account") as of December 31, 1995 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1995, by correspondence with the funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1995 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.



/S/ Deloitte & Touche LLP

January 18, 1996

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Reserve Assets Fund                                          $            1,288,508               1,288,508  $            1,288,508







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $            1,288,508                                       1,288,508
                                                             =======================                         -----------------------









LIABILITIES:
Due to ML Life Insurance Company                                                                                                158
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                               158
                                                                                                             -----------------------
NET ASSETS                                                                                                   $            1,288,350
                                                                                                             =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
================================================================================

                                                                                               1995                    1994
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $               72,245  $               58,513
 Mortality and Expense Charges (Note 3)                                                              (8,565)                (10,367)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                              63,680                  48,146
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                           63,680                  48,146
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                           350,271                 919,914
 Transfer of Contract Owner Withdrawals                                                          (1,577,588)             (1,612,429)
 Transfers In - Net                                                                               1,156,573                 444,337
 Transfer of Contract Maintenance Charges (Note 3)                                                     (412)                   (349)
                                                                                     ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                                            (71,156)               (248,527)
                                                                                     ----------------------- -----------------------

Decrease in Net Assets                                                                               (7,476)               (200,381)
Net Assets Beginning Balance                                                                      1,295,826               1,496,207
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $            1,288,350  $            1,295,826
                                                                                     ======================= =======================

                                                                                                   Division Investing In
                                                                                     ===============================================
                                                                                              Reserve                 Reserve
                                                                                              Assets                  Assets
                                                                                               Fund                    Fund
                                                                                               1995                    1995
                                                                                     ======================= =======================
Accumulated Units Allocable to Contracts in
Accumulation Period at December 31,                                                                114,114.3               120,482.2

                                                                                     ----------------------- -----------------------
Total Units Outstanding at December 31,                                                            114,114.3               120,482.2
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                 11.29 $                 10.76
                                                                                     ======================= =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund of the Merrill Lynch Variable Series Funds, Inc. ("Series Funds"). This portfolio of the Series Funds seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Series Funds receives investment advice from Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill, for a fee calculated at an effective annual rate of .50% on the first $500 million of net assets of the mutual fund portfolio with decreasing rates on increments of net assets above that amount.

   The assets of Separate Account B are registered in the name of ML of New York. The portion of Separate Account B's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   To facilitate comparisons with the current year, certain amounts in the prior year have been reclassified.

2. The following is a summary of significant accounting policies of Separate Account B:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the Series Funds shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   The operations of Separate Account B are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted.







INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1995 and 1994 and the related statements of earnings, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1995 and 1994 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with generally accepted accounting principles.







/s/Deloitte & Touche LLP
February 26, 1996

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1995 AND 1994
(Dollars in Thousands)
=======================================================================

ASSETS                                                                   1995         1994
                                                                     ------------  ------------
INVESTMENTS:
 Fixed maturity securities available for sale, at estimated fair value
   (amortized cost: 1995 - $295,403; 1994 - $297,551)                $   307,596   $   286,078
 Equity securities available for sale, at estimated fair value
   (cost: 1995 - $3,017; 1994 - $3,987)                                    3,534         4,301
 Mortgage loans on real estate                                             4,032         7,941
 Policy loans on insurance contracts                                      82,073        77,827
                                                                     ------------  ------------
          Total Investments                                              397,235       376,147



CASH AND CASH EQUIVALENTS                                                 17,387        20,915
ACCRUED INVESTMENT INCOME                                                  6,603         7,354
DEFERRED POLICY ACQUISITION COSTS                                         30,922        31,031
FEDERAL INCOME TAXES - DEFERRED                                            3,622         9,749
REINSURANCE RECEIVABLES                                                      493           605
OTHER ASSETS                                                               2,653         3,265
SEPARATE ACCOUNTS ASSETS                                                 544,432       471,656
                                                                     ------------  ------------
TOTAL ASSETS                                                         $ 1,003,347   $   920,722
                                                                     ============  ============










See notes to financial statements.

=======================================================================


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1995          1994
                                                                     ------------  ------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $   337,137   $   340,882
   Claims and claims settlement expenses                                   2,901         4,314
                                                                     ------------  ------------
          Total policy liabilities and accruals                          340,038       345,196

 OTHER POLICYHOLDER FUNDS                                                    739         1,532
 OTHER LIABILITIES                                                         3,112         2,113
 FEDERAL INCOME TAXES - CURRENT                                              185           170
 PAYABLE TO AFFILIATES - NET                                               4,062         4,242
 SEPARATE ACCOUNTS LIABILITIES                                           544,432       471,656
                                                                     ------------  ------------
          Total Liabilities                                              892,568       824,909
                                                                     ------------  ------------


STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                      2,200         2,200
 Additional paid-in capital                                               83,006        83,006
 Retained earnings                                                        24,034        13,970
 Net unrealized investment gain (loss)                                     1,539       (3,363)
                                                                     ------------  ------------
          Total Stockholder's Equity                                     110,779        95,813
                                                                     ------------  ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 1,003,347   $   920,722
                                                                     ============  ============


ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
(Dollars in Thousands)
=======================================================================

                                                                   1995       1994      1993
                                                                ---------  ---------  ---------
REVENUES:
 Investment revenue:
   Net investment income                                        $ 29,819   $ 32,679   $ 50,661
   Net realized investment gains (losses)                           (265)    (2,218)     6,131
 Policy charge revenue                                            10,864     10,339      8,387
                                                                ---------  ---------  ---------
        Total Revenues                                            40,418     40,800     65,179
                                                                ---------  ---------  ---------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account
   balances                                                       17,375     22,691     44,425
 Market value adjustment expense                                     238        132        642
 Policy benefits (net of reinsurance recoveries: 1995 - $917
   1994 - $715; 1993 - $2,192)                                       528      1,620      1,729
 Reinsurance premium ceded                                         1,227      1,240      1,182
 Amortization of deferred policy acquisition costs                 1,300      4,141      9,523
 Insurance expenses and taxes                                      4,508      3,685      5,278
                                                                ---------  ---------  ---------
        Total Benefits and Expenses                               25,176     33,509     62,779
                                                                ---------  ---------  ---------
        Earnings Before Federal Income
          Tax Provision                                           15,242      7,291      2,400
                                                                ---------  ---------  ---------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                           1,692       (213)     2,842
 Deferred                                                          3,486      2,031     (2,250)
                                                                ---------  ---------  ---------
        Total Federal Income Tax Provision                         5,178      1,818        592
                                                                ---------  ---------  ---------

NET EARNINGS                                                    $ 10,064   $  5,473   $  1,808
                                                                =========  =========  =========








See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
(Dollars in Thousands)
=======================================================================

                                                                                 Net
                                                 Additional                  unrealized           Total
                                      Common      paid-in      Retained      investment       stockholder's
                                       stock      capital      earnings      gain (loss)         equity
                                    ---------  ------------  -----------  ---------------  -----------------
BALANCE, JANUARY 1, 1993            $  2,200   $    83,006   $    6,689   $          352   $         92,247

 Net earnings                                                     1,808                               1,808
 Net unrealized investment loss                                                   (1,279)            (1,279)
                                    ---------  ------------  -----------  ---------------  -----------------
BALANCE, DECEMBER 31, 1993             2,200        83,006        8,497             (927)            92,776

 Net earnings                                                     5,473                               5,473
 Net unrealized investment loss                                                   (2,436)            (2,436)
                                    ---------  ------------  -----------  ---------------  -----------------
BALANCE, DECEMBER 31, 1994             2,200        83,006       13,970           (3,363)            95,813

 Net earnings                                                    10,064                              10,064
 Net unrealized investment gain                                                    4,902              4,902
                                    ---------  ------------  -----------  ---------------  -----------------
BALANCE, DECEMBER 31, 1995          $  2,200   $    83,006   $   24,034   $        1,539   $        110,779
                                    =========  ============  ===========  ===============  =================















See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
(Dollars in Thousands)
=======================================================================

                                                                    1995          1994          1993
                                                               ------------  ------------  ------------
OPERATING ACTIVITIES:
 Net earnings                                                  $    10,064   $     5,473   $     1,808
   Adjustments to reconcile net earnings to net
     cash and cash equivalents provided (used)
     by operating activities:
     Amortization of deferred policy acquisition
      costs                                                          1,300         4,142         9,523
     Capitalization of policy acquisition costs                     (4,368)       (7,142)       (7,252)
     Amortization and accretion of investments                        (434)         (312)          918
     Net realized investment (gains) losses                            265         2,218        (6,131)
     Interest credited to policyholders' account balances           17,375        22,691        44,425
     Provision (benefit) for deferred Federal
      income tax                                                     3,486         2,031        (2,250)
     Cash and cash equivalents provided (used) by
      changes in operating assets and liabilities:
      Accrued investment income                                        751         2,810         3,857
      Claims and claims settlement expenses                         (1,413)       (1,300)        2,273
      Federal income taxes - current                                    15          (694)          173
      Other policyholder funds                                        (793)          332         1,129
      Payable to affiliates - net                                     (180)         (981)       (1,923)
     Policy loans                                                   (4,246)       (4,447)       (7,343)
     Other, net                                                      1,723        (1,947)        2,644
                                                               ------------  ------------  ------------
      Net cash and cash equivalents provided
        by operating activities                                     23,545        22,874        41,851
                                                               ------------  ------------  ------------

INVESTING ACTIVITIES:
 Fixed maturity securities sold                                     68,382       123,518       166,033
 Fixed maturity securities matured                                  38,420        92,499       280,484
 Fixed maturity securities purchased                             (103,268)      (73,016)     (251,522)
 Equity securities available for sale purchased                      (300)          (29)         (109)
 Equity securities available for sale sold                             354         4,665         2,885
 Mortgage loans on real estate principal payments received               0         8,998         4,425
 Mortgage loans on real estate sold                                  3,608             0             0
                                                               ------------  ------------  ------------
      Net cash and cash equivalents provided by
        investing activities                                         7,196       156,635       202,196
                                                               ------------  ------------  ------------

                                                           (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
(Concluded) (Dollars In Thousands)
=======================================================================

                                                                    1995          1994          1993
                                                               ------------  ------------  ------------
FINANCING ACTIVITIES:
 Policyholders' account balances:
   Deposits                                                    $    43,191   $    56,297   $    33,953
   Withdrawals (net of transfers to/from Separate Accounts)        (77,460)     (242,355)     (291,658)
                                                               ------------  ------------  ------------
      Net cash and cash equivalents used
        by financing activities                                    (34,269)     (186,058)     (257,705)
                                                               ------------  ------------  ------------

NET DECREASE IN CASH AND
 CASH EQUIVALENTS                                                   (3,528)       (6,549)      (13,658)

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                  20,915        27,464        41,122
                                                               ------------  ------------  ------------
 End of year                                                   $    17,387   $    20,915   $    27,464
                                                               ============  ============  ============

Supplementary Disclosure of Cash Flow Information:
 Cash paid for:
   Federal income taxes                                        $     1,677   $       482   $     2,668
   Intercompany interest                                               447           352           397



















See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A  wholly-owned  subsidiary of Merrill  Lynch  Insurance  Group,
Inc.)

NOTES TO FINANCIAL STATEMENTS
 (DOLLARS IN THOUSANDS)
=======================================================================

NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Basis of Reporting: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are immediate annuities, market value adjusted annuities, variable life insurance and variable annuities. The Company is licensed to sell insurance in nine states, however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

 The accompanying financial statements have been prepared in conformity with generally accepted accounting principles for stock life insurance companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Revenue Recognition: Revenues for the Company's interest sensitive life, interest sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest crediting rates for the Company's fixed rate products are as follows:

 Interest sensitive life products       4.00% - 5.50%
 Interest sensitive deferred annuities  3.80% - 8.23%
 Immediate annuities                    4.00% - 10.0%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Liabilities for unpaid claims equal the death benefit for  those claims  which have been reported to the Company and an  estimate
 based   upon  prior  experience  for  those  claims  which   are
 unreported as of the valuation date.

 Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the
 Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $179 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1995, the Company had life insurance in-force which was ceded to other life insurance companies of $151,317.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, which are primarily related  to  and  vary  with  the production  of  new  business.
 Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed.

 Included  in  deferred policy acquisition costs are those  costs related to the acquisition by assumption reinsurance of insurance contracts from unaffiliated insurers. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                  1995            1994           1993
                               ---------      ----------      ---------
Beginning balance              $ 14,923       $  15,614       $ 16,925
Capitalized amounts               1,553           1,447            843
Interest accrued                  2,138           1,407          1,478
Amortization                       (960)         (3,545)        (3,632)
                               ---------      ----------      ---------
Ending balance                 $ 17,654       $  14,923       $ 15,614
                               =========      ==========      =========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                  1996             $2,110
                  1997              1,615
                  1998              1,080
                  1999                944
                  2000                852

 Investments: In accordance with Statement of Financial Accounting Standards ("SFAS") No. 115 "Accounting for Certain Investments in Debt and Equity Securities" (SFAS No. 115"), the Company classifies its investments in fixed maturity securities and equity securities as available for sale securities. These securities may be sold for the Company's general liquidity needs, asset/liability management strategy, credit dispositions and investment opportunities. These securities are carried at estimated fair value with unrealized gains and losses included in stockholder's equity. If a decline in value of a security is determined by management to be other than temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded in the net realized investment gains (losses) caption of the statement of earnings.

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of identified cost.

 Fixed maturity securities may contain securities which are considered high yield. The Company defines high yield fixed maturity securities as unsecured corporate debt obligations which do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB or higher, and are not guaranteed by an agency of the federal government. Probable losses are recognized in the period that a decline in value is determined to be other than temporary.

 Mortgage  loans  on real estate are stated at  unpaid  principal
 balances   net   of   valuation  allowances.    Such   valuation
 allowances are based on the decline in value expected to be realized on those mortgage loans which may not be collectible in full. In establishing valuation allowances management considers, among other things, the estimated fair value of the underlying collateral.

 The Company recognizes income from mortgage loans on real estate based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company will recognize a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there is a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stops accruing income when an interest payment default either occurs or is probable.

 During 1995 the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan" ("SFAS No. 114") and SFAS No. 118 "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures", which was an amendment to SFAS No. 114. SFAS No. 114, as amended, requires that for impaired loans, the impairment shall be measured based on the present  value of expected future cash flows discounted  at  the loan's effective interest rate or the fair value of the collateral. Impairments of mortgage loans on real estate are established as valuation allowances and recorded to net realized investment gains or losses. There was no impact on either financial position or earnings as a result of adopting SFAS No. 114.

 The Company has previously made commercial mortgage loans collateralized by real estate. The return on and the ultimate recovery of these loans and investments are generally dependent on the successful operation, sale or refinancing of the real estate. The Company employs a system to monitor the effects of current and expected real estate market conditions and other factors when assessing the collectability of mortgage loans. When, in management's judgment, these assets are impaired, appropriate losses are recorded. Such estimates necessarily include assumptions, which may include anticipated improvements in selected market conditions for real estate, which may or may not occur. The more significant assumptions management considers involve estimates of the following: lease absorption and sales rates; real estate values and rates of return; operating expenses; required capital improvements; inflation; and sufficiency of any collateral independent of the real estate. Management believes that the carrying value approximates the fair value of these investments.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Federal Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company accounts for Federal income taxes in compliance with SFAS No. 109 "Accounting for Income Taxes" ("SFAS No. 109") which requires an asset and liability method in recording income taxes on all transactions that have been recognized in the financial statements. SFAS No. 109 provides that deferred taxes be adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

 Separate Accounts: The Separate Accounts are established in conformity with New York State insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

 Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Reclassifications:  To facilitate comparisons with  the  current
 year,   certain   amounts   in  the  prior   years   have   been
 reclassified.

NOTE 2.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 The carrying value of financial instruments which approximates the estimated fair value of these financial instruments as of December 31 were:

                                                               1995        1994
                                                            ----------  ----------
  Assets:
       Fixed maturity securities available for sale (1)     $ 307,596   $ 286,078
       Equity securities available for sale (1)                 3,534       4,301
       Mortgage loans on real estate (2)                        4,032       7,941
       Policy loans on insurance contracts (3)                 82,073      77,827
       Cash and cash equivalents (4)                           17,387      20,915
       Separate Accounts assets (5)                           544,432     471,656
                                                            ----------  ----------
  Total financial instruments recorded as assets            $ 959,054   $ 868,718
                                                            ==========  ==========

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1995 and 1994 securities without a readily ascertainable market value, having an amortized cost of $63,071 and $81,899, had an estimated fair value of $66,367 and $82,470, respectively.

 (2)  The  estimated fair value of mortgage loans on real  estate
      approximates  the  carrying  value.  See  Note  1   for   a
      discussion of the Company's valuation process.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in the Separate Accounts are carried at quoted market values.


NOTE 3:   INVESTMENTS

 The amortized cost (cost for equity securities) and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:

                                                                                         1995
                                                                                         ----
                                                                                 Gross         Gross       Estimated
                                                                   Amortized   Unrealized    Unrealized       Fair
                                                                     Cost        Gains         Losses        Value
                                                                  ----------  ------------  ------------  ------------
  Fixed maturity securities available for sale:
   Corporate debt                                                 $ 225,859   $    10,251   $       493   $   235,617
   Mortgage-backed securities                                        64,347         2,126            75        66,398
   U.S. government and agencies                                       5,197           384             0         5,581
                                                                  ----------  ------------  ------------  ------------
    Total fixed maturity securities
      available for sale                                          $ 295,403   $    12,761   $       568   $   307,596
                                                                  ==========  ============  ============  ============

  Equity securities available for sale:
   Common stocks                                                  $   1,766   $       135   $       767   $     1,134
   Non-redeemable preferred stocks                                    1,251         1,149             0         2,400
                                                                  ----------  ------------  ------------  ------------

      Total equity securities available for sale                  $   3,017   $     1,284   $       767   $     3,534
                                                                  ==========  ============  ============  ============


                                                                                         1994
                                                                                         ----
                                                                                 Gross         Gross       Estimated
                                                                   Amortized   Unrealized    Unrealized       Fair
                                                                     Cost        Gains         Losses        Value
                                                                  ----------  ------------  ------------  -------------
  Fixed maturity securities available for sale:
   Corporate debt                                                 $ 215,593   $     1,766   $     9,393   $    207,966
   Mortgage-backed securities                                        77,806           586         4,184         74,208
   U.S. government and agencies                                       4,152           177           425          3,904
                                                                  ----------  ------------  ------------  -------------
    Total fixed maturity securities
      available for sale                                          $ 297,551   $     2,529   $    14,002   $    286,078
                                                                  ==========  ============  ============  =============

  Equity securities available for sale:
   Common stocks                                                  $   2,281   $        72   $     1,165   $      1,188
   Non-redeemable preferred stocks                                    1,706         1,782           375          3,113
                                                                  ----------  ------------  ------------  -------------

      Total equity securities available for sale                  $   3,987   $     1,854   $     1,540   $      4,301
                                                                  ==========  ============  ============  =============

 The  amortized  cost and estimated fair value of fixed  maturity
 securities   available  for  sale  at  December  31,   1995   by
 contractual maturity were:


                                                                        Estimated
                                                     Amortized            Fair
                                                       Cost               Value
                                                    ----------         -----------
  Fixed maturity securities available for sale:
  Due in one year or less                           $  23,816          $   23,917
  Due after one year through five years               117,787             122,853
  Due after five years through ten years               76,228              80,204
  Due after ten years                                  13,225              14,224
                                                    ----------         -----------
                                                      231,056             241,198
  Mortgage-backed securities                           64,347              66,398
                                                    ----------         -----------
    Total fixed maturity securities
      available for sale                            $ 295,403          $  307,596
                                                    =========          ===========


 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities available for sale at December 31, 1995 by rating agency equivalent were:


                                                                Estimated
                                             Amortized            Fair
                                               Cost               Value
                                            ----------        ------------
  AAA                                       $  58,094          $   60,123
  AA                                           35,316              36,807
  A                                            67,228              69,893
  BBB                                         122,776             128,606
  Non-investment grade                         11,989              12,167
                                            ----------         -----------
    Total fixed maturity securities
      available for sale                    $ 295,403          $  307,596
                                            ==========         ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with adjustments required by SFAS No. 115. The Company adjusts those assets and liabilities that would have been adjusted had the unrealized investment gains or losses from securities classified as available for sale actually been realized with corresponding credits or charges reported directly to shareholder's equity. The following reconciles the net unrealized investment gain or (loss) as of December 31:

                                                       1995        1994
                                                   ----------  ----------
  Assets:
   Fixed maturity securities available for sale    $  12,193   $ (11,473)
   Equity securities available for sale                  517         314
   Deferred policy acquisition costs                       0       3,177
   Federal income taxes - deferred                      (829)      1,812
                                                   ----------  ----------
                                                      11,881      (6,170)
                                                   ----------  ----------

  Liabilities:
   Policyholders' account balances                    10,342      (2,807)
                                                   ----------  ----------

  Stockholder's equity:
   Net unrealized investment gain (loss)           $   1,539   $ (3,363)
                                                   ==========  ==========


 Proceeds and gross realized investment gains and losses from the sale of fixed maturity securities available for sale and held to maturity for the years ended December 31 were:

                                              1995        1994        1993
                                            ---------  ----------  ----------
  Proceeds                                  $ 68,352   $ 123,518   $ 166,033
  Gross realized investment gains              1,605       6,793       4,546
  Gross realized investment losses               620       8,560         438


 The Company had investment securities of $1,130 and $982 held on deposit with insurance regulatory authorities at December
 31, 1995 and 1994, respectively.

 The Company's investment in mortgage loans on real estate are principally collateralized by commercial real estate. The Company's investment in commercial real estate mortgage loans at December 31, 1995, as measured by the outstanding principal balance, are for properties located in California ($2,032 or 50.4%) and Pennsylvania ($2,000 or 49.6%).

 The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1994 were $3,939 and $1,536, respectively. The Company had no impaired mortgage loans on real estate as of December 31, 1995.

 Additional  information on impaired loans for  the  years  ended
 December 31 follows:

                                                     1995      1994      1993
                                                   --------  --------  --------
  Average investment in impaired loans             $ 3,650   $ 5,475   $ 5,475
  Investment income recognized (cash basis)            233       275       333

 Net investment income arose from the following sources for the years ended December 31:

                                                1995      1994      1993
                                             --------- ---------- ----------
  Fixed maturity securities                  $ 25,046   $ 28,255   $ 45,523
  Equity securities available for sale              0          0        113
  Mortgage loans on real estate                   686        975      1,924
  Policy loans                                  3,903      3,680      3,487
  Cash equivalents                              1,103        659        476
                                             --------- ---------- ----------
  Gross investment income                      30,738     33,569     51,523
  Less investment expenses                       (919)      (890)      (862)
                                             --------- ---------- ----------
  Net investment income                      $ 29,819   $ 32,679   $ 50,661
                                             ========= ========== ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                  1995       1994     1993
                                               --------  ---------  --------
  Fixed maturity securities                    $   985   $ (1,767)  $ 4,108
  Equity securities available for sale            (916)       237     2,081
  Mortgage loans on real estate                   (334)      (688)      (58)
                                               --------  ---------  --------
  Net realized investment gains (losses)       $  (265)  $ (2,218)  $ 6,131
                                               ========  =========  ========


 The following is a reconciliation of the change in valuation allowances which have been established to reflect other than temporary declines in estimated fair value of the following classifications of investments for the years ended December 31:

                                   Balance at   Additions                Balance at
                                   Beginning    Charged to    Write -       End
                                    of Year     Operations     Downs      of Year
                                   ----------  ------------  ---------  ------------
  Mortgage loans on real estate
       1995                        $   1,536   $         0   $  1,536   $         0
       1994                              848           688          0         1,536
       1993                              790            58          0           848


 The Company held no investments at December 31, 1995 which have been non-income producing for the preceding twelve months.

NOTE 4:  FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on income before taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1995      1994      1993
                                                    --------  --------  --------
  Provision for income taxes computed at Federal
   statutory rate                                   $ 5,334   $ 2,552    $  840
  State corporate income taxes                          (91)        0         0
  Decrease in income taxes resulting from:
     Federal tax rate increase                            0         0      (227)
     Dividend received deduction                        (31)     (670)        0
     Other                                              (34)      (64)      (21)
                                                    --------  --------  --------
       Federal income tax provision                 $ 5,178   $ 1,818    $  592
                                                    ========  ========  ========

 The Federal statutory rate for each of the three years in the period ended December 31, 1995 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences which arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                            1995      1994     1993
                                         --------- --------- ---------
  Deferred policy acquisition cost       $  1,239  $    887  $ (1,184)
  Policyholders' account balances             738       833      (969)
  Investment adjustments                    1,445     1,117      (100)
  Other                                        64      (806)        3
                                         --------- --------- ---------
  Deferred Federal income tax
   provision (benefit)                   $  3,486  $  2,031  $ (2,250)
                                         ========= ========= =========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                           1995          1994
                                                         ---------     ---------
  Deferred tax assets:
       Policyholders' account balances                   $  8,277      $  9,015
       Net unrealized investment loss                           0         1,812
       Investment adjustments                               2,581         4,026
       Other                                                    2            66
                                                         ---------     ---------
            Total deferred tax assets                      10,860        14,919
                                                         ---------     ---------

  Deferred tax liabilities:
       Deferred policy acquisition costs                    6,409         5,170
       Net unrealized investment gain                         829             0
                                                         ---------     ---------
            Total deferred tax liabilities                  7,238         5,170
                                                         ---------     ---------
            Net deferred tax asset                       $  3,622      $  9,749
                                                         =========     =========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5:  RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,415, $4,025 and $5,688 for 1995, 1994 and 1993 respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $88, $50 and $69 for 1995, 1994 and 1993, respectively.

The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $206, $203 and $265 for 1995, 1994 and 1993, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,424, $5,329 and $4,927 for 1995, 1994 and 1993, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1995 and 1994, the outstanding balance of these loans was $3,075 and $4,336, respectively. Repayments made on these loans during 1995, 1994, and 1993 were $1,261, $1,214 and $1,650, respectively. Interest was calculated on these loans at LIBOR plus 150 basis points. Intercompany interest paid on these loans during 1995, 1994 and 1993 was $359, $302 and $328, respectively.

NOTE 6:  STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

At December 31, 1995 and 1994, $58,790 and $42,612, respectively, of stockholder's equity was available for distribution to MLIG. Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. No dividends were declared or paid during 1995, 1994 and 1993. Statutory capital and surplus at December 31, 1995 and 1994, was $72,113 and $64,913, respectively.

Applicable  insurance  department regulations  require  that  the
Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in theses financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1995, 1994 and 1993 was $3,080, $3,816 and $6,515, respectively.

The  National  Association  of Insurance  Commissioners  ("NAIC")
utilized the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1995, and 1994, based on the RBC formula, the Company's total adjusted capital level was 709% and 344%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE  7: COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                           * * * * * *

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)Financial Statements

  (1)Financial Statements of ML of New York Variable Annuity Separate Account A as of December 31, 1995 and for the two years ended December 31, 1995 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
  (2)Financial Statements of ML of New York Variable Annuity Separate Account B as of December 31, 1995 and for the two years ended December 31, 1995 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
  (3)Financial Statements of ML Life Insurance Company of New York for the three years ended December 31, 1995 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
(b)Exhibits

  (1)Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B.

  (2)Not Applicable

  (3)Underwriting Agreement Between ML Life Insurance Company of New York and Merrill Lynch, Pierce, Fenner & Smith Incorporated.

  (4)(a)Individual Variable Annuity Contract issued by ML Life Insurance Company of New York.

  (b)ML Life Insurance Company of New York Contingent Deferred Sales Charge Waiver Endorsement.

  (c)ML Life Insurance Company of New York Individual Retirement Annuity Endorsement.

  (d)ML Life Insurance Company of New York Endorsement (MLNY008)
         (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).


  (e)ML Life Insurance Company of New York Endorsement (MLNY011)
         (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).


  (f)ML Life Insurance Company of New York Individual Variable Annuity Contract (MLNY-VA-001NY1) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).

  (g)ML Life Insurance Company of New York Endorsement (MLNY013).

  (h)ML Life Insurance Company of New York Endorsement (MLNY014).

  (5)(a)ML Life Insurance Company of New York Variable Annuity Application.


  (b)ML Life Insurance Company of New York Variable Annuity Application (MLNY010) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43654 Filed April 25, 1996).

  (6)(a)(i) Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company.

  (6)(a)(ii) Certificate of Amendment of the Charter of ML Life Insurance Company of New York.

  (b)By-Laws of ML Life Insurance Company of New York.
  (7)Not Applicable

  (8)(a)Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
         Registration No. 33-43654 Filed April 28, 1994).

  (b)Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life Agency, Inc.

  (c)Management Agreement Between ML Life Insurance Company of New York and Merrill Lynch Asset Management, Inc.

  (d)Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund.

  (e)Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund.

  (f)Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures.

  (g)Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company.

  (h)Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency.

  (i)Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed as exhibit (8)(h) on April 28,
         1994).

  (j)Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York.

  (k)Form of Participation Agreement Among AIM Variable Insurance Funds, Inc., ML Life Insurance Company of New York, and AIM Distributors, Inc.

  (l)Form of Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.

  (m)Form of Participation Agreement Among MFS Variable Insurance Trust, ML Life Insurance Company of New York, and Massachusetts Financial Services Company.

   (9)Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered.

  (10)(a)Written Consent of Sutherland, Asbill & Brennan, L.L.P.

  (b)Written Consent of Deloitte & Touche LLP, independent auditors.
  (11)Not Applicable
  (12)Not Applicable

  (13)Schedule for Computation of Performance Quotations.

  (14)(a)Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

  (b)Power of Attorney from Michael P. Cogswell (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (c)Power of Attorney from Sandra K. Cox (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (d)Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

  (e)Power of Attorney from David M. Dunford (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (f)Power of Attorney from John C.R. Hele (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (g)Power of Attorney from Robert L. Israeloff (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (h)Power of Attorney from Allen N. Jones (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (i)Power of Attorney from Cynthia L. Kahn (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (j)Power of Attorney from Robert A. King (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (k)Power of Attorney from Irving M. Pollack (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (l)Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (m)Power of Attorney from William A. Wilde (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (n)Power of Attorney from Anthony J. Vespa (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
         Registration No. 33-43654 Filed March 2, 1994).

  (o)Power of Attorney from Francis X. Ervin, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43654 Filed April 25, 1996).

  (p)Power of Attorney from Gail R. Farkas (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4,
         Registration No. 33-43654 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

     NAME         PRINCIPAL BUSINESS ADDRESS       POSITION WITH DEPOSITOR*
---------------  ----------------------------- --------------------------------
Frederick J.C.   Butler, Chapman & Co., Inc.   Director.
 Butler          609 Fifth Avenue
                 New York, NY 10017
Michael P.       800 Scudders Mill Road        Director, Vice President and
 Cogswell        Plainsboro, NJ 08536           Senior Counsel.
Joseph E.        800 Scudders Mill Road        Director, Senior Vice President,
 Crowne, Jr.     Plainsboro, NJ 08536           Chief Financial Officer, Chief
                                                Actuary and Treasurer.
David M. Dun-    800 Scudders Mill Road        Director, Senior Vice President
 ford            Plainsboro, NJ 08536           and Chief Investment Officer.
Gail R. Farkas   800 Scudders Mill Road        Director and Senior Vice
                 Plainsboro, NJ 08536           President.
Robert L.        Israeloff, Trattner & Co.     Director.
 Israeloff       11 Sunrise Plaza
                 Valley Stream, NY 11580-6169
Allen N. Jones   800 Scudders Mill Road        Director.
                 Plainsboro, NJ 08536
Cynthia L. Kahn  Rogers & Wells                Director.
                 200 Park Avenue
                 New York, NY 10166
Robert A. King   119 Formby                    Director.
                 Williamsburg, VA 23188
Irving M.        11400 Strand Drive            Director.
 Pollack         Suite 310
                 Rockville, MD 20852-2970
Barry G. Skol-   800 Scudders Mill Road        Director, Senior Vice President,
 nick            Plainsboro, NJ 08536           General Counsel and Secretary.
Anthony J.       800 Scudders Mill Road        Director, Chairman of the Board,
 Vespa           Plainsboro, NJ 08536           Chief Executive Officer and
                                                President.
William A.       800 Scudders Mill Road        Director.
 Wilde, III      Plainsboro, NJ 08536

      NAME         PRINCIPAL BUSINESS ADDRESS       POSITION WITH DEPOSITOR*
----------------  ----------------------------- --------------------------------
Deborah J. Adler  800 Scudders Mill Road        Vice President and Actuary.
                  Plainsboro, NJ 08536
Robert J.         1414 Main Street              Senior Vice President, Variable
 Boucher          Springfield, MA 01102          Life Administration.
Charles J. Cava-  800 Scudders Mill Road        Vice President.
 naugh            Plainsboro, NJ 08536
Edward W.         800 Scudders Mill Road        Vice President and Senior
 Diffin, Jr.      Plainsboro, NJ 08536           Counsel.
Eileen Dyson      4804 Deer Lake Drive East     Vice President and Assistant
                  Jacksonville, FL 32246         Secretary.
Diana Joyner      1414 Main Street              Vice President.
                  Springfield, MA 01102
Peter P. Massa    800 Scudders Mill Road        Vice President.
                  Plainsboro, NJ 08536
Kelly A. O'Dea    800 Scudders Mill Road        Vice President and Senior
                  Plainsboro, NJ 08536           Compliance Officer.
Shelley K.        1414 Main Street              Vice President and Assistant
 Parker           Springfield, MA 01102          Secretary.
Julia Raven       800 Scudders Mill Road        Vice President.
                  Plainsboro, NJ 08536
Lori M. Salvo     800 Scudders Mill Road        Vice President and Senior
                  Plainsboro, NJ 08536           Counsel.
John A. Shea      800 Scudders Mill Road        Vice President.
                  Plainsboro, NJ 08536
Frederick H.      800 Scudders Mill Road        Vice President.
 Steele           Plainsboro, NJ 08536
Thomas J.         4804 Deer Lake Drive East     Vice President and Assistant
 Thatcher         Jacksonville, FL 32246         Secretary.
Margaret M. Toni  100 Church Street             Vice President, Administrative
                  11th Floor                     Manager and Assistant
                  New York, NY 10080-6511        Secretary.
Robert J.         1414 Main Street              Vice President and Assistant
 Viamari          Springfield, MA 01102          Secretary.
Denis G.          800 Scudders Mill Road        Vice President.
 Wuestman         Plainsboro, NJ 08536

---------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
  ML Life Insurance Company of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

  A list of subsidiaries of Merrill Lynch & Co., Inc. appears below.

                                                                     MLCOSUBO395

                         SUBSIDIARIES OF THE REGISTRANT

    The following are subsidiaries of ML & Co. as of March 24, 1995 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(v) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                                                 STATE OR
                                                                                               JURISDICTION
NAME                                                                                            OR ENTITY
--------------------------------------------------------------------------------------  --------------------------
Merrill Lynch & Co., Inc. ............................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)...............................  Delaware
    Broadcort Capital Corp. ..........................................................  Delaware
    Merrill Lynch & Co., Canada Ltd. .................................................  Ontario
      Merrill Lynch Canada Incorporated/Incorporee....................................  Nova Scotia
    Merrill Lynch Life Agency Inc.(2).................................................  Washington
    Merrill Lynch Princeton Incorporated..............................................  Delaware
    ROC Denver, Inc. .................................................................  Delaware
    R.O.C. Florida, Inc. .............................................................  Florida
    ROC Texas, Inc. ..................................................................  Texas
    Wagner Stott Clearing Corp.(3)....................................................  Delaware
  Green Equity, Inc. .................................................................  New Jersey
  Merrill Lynch Bank & Trust Co. .....................................................  New Jersey
  Merrill Lynch Capital Services, Inc. ...............................................  Delaware
  Merrill Lynch Derivative Products, Inc.(4)..........................................  Delaware
  Merrill Lynch Government Securities Inc. ...........................................  Delaware
    Merrill Lynch Government Securities of Puerto Rico S.A. ..........................  Delaware
    Merrill Lynch Money Markets Inc. .................................................  Delaware
  Merrill Lynch Group, Inc. ..........................................................  Delaware
    HQ North Company, Inc. ...........................................................  New York
    Investor Protection Insurance Company.............................................  Vermont
    Merrill Lynch Capital Partners, Inc. .............................................  Delaware
    Merrill Lynch Fiduciary Services, Inc. ...........................................  New York
    Merrill Lynch Futures Inc. .......................................................  Delaware
    Merrill Lynch, Hubbard Inc.(5)....................................................  Delaware
    Merrill Lynch Insurance Group, Inc. ..............................................  Delaware
      Merrill Lynch Life Insurance Company............................................  Arkansas
      ML Life Insurance Company of New York...........................................  New York
    Merrill Lynch International Finance Corporation...................................  New York
      Merrill Lynch International Bank Limited........................................  England
        Merrill Lynch Bank (Suisse) S.A. .............................................  Switzerland
        Merrill Lynch Trust Company (Jersey) Limited..................................  Jersey,
                                                                                         Channel Islands
    Merrill Lynch L.P. Holdings, Inc. ................................................  Delaware
    Merrill Lynch MBP Inc. ...........................................................  Delaware
    Merrill Lynch Mortgage Capital Inc. ..............................................  Delaware
    Merrill Lynch National Financial..................................................  Utah
    Merrill Lynch Private Capital Inc.(6).............................................  Delaware
    Merrill Lynch Trust Company.......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc. .................................  Delaware
      Merrill Lynch Credit Corporation................................................  Delaware
        Merrill Lynch Home Equity Acceptance, Inc. ...................................  Delaware

                                                                                                 STATE OR
                                                                                               JURISDICTION
NAME                                                                                            OR ENTITY
--------------------------------------------------------------------------------------  --------------------------
Merrill Lynch & Co., Inc.
  Merrill Lynch International Incorporated (cont'd)
    Merrill Lynch Trust Company.......................................................  Florida
    Merrill Lynch Trust Company of America............................................  Illinois
    Merrill Lynch Trust Company of California.........................................  California
    Merrill Lynch Trust Company of Texas..............................................  Texas
    Merrill Lynch/WFC/L, Inc. ........................................................  New York
    ML Futures Investment Partners Inc. ..............................................  Delaware
    ML IBK Positions Inc. ............................................................  Delaware
      Merrill Lynch Capital Corporation(7)............................................  Delaware
    ML Leasing Equipment Corp.(8).....................................................  Delaware
      Merlease Leasing Corp. .........................................................  Delaware
      Merrill Lynch Venture Capital Inc. .............................................  Delaware
    Princeton Services, Inc.(9).......................................................  Delaware
  Merrill Lynch International Incorporated............................................  Delaware
    Merrill Lynch GFX, Inc. ..........................................................  Delaware
    Merrill Lynch International (Australia) Limited...................................  New South Wales
    Merrill Lynch International Bank..................................................  United States
    Merrill Lynch International Holdings Inc. ........................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G. ...........................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited...........................  Cayman Islands,
                                                                                         British West Indies
        Merrill Lynch International & Co.(10).........................................  Netherlands Antilles
      Merrill Lynch Capital Markets A.G. .............................................  Switzerland
      Merrill Lynch Europe Limited....................................................  England
        Merrill Lynch International Limited...........................................  England
        Merrill Lynch Capital Markets PLC.............................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited.............  England
      Merrill Lynch Europe Ltd. ......................................................  Cayman Islands,
                                                                                         British West Indies
      Merrill Lynch Holding GmbH(11)..................................................  Fed. Rep. of Germany
        Merrill Lynch Bank A.G. ......................................................  Fed. Rep. of Germany
        Merrill Lynch GmbH............................................................  Fed. Rep. of Germany
      Merrill Lynch Holding S.A.F. ...................................................  France
        Merrill Lynch Capital Markets (France) S.A. ..................................  France
      Merrill Lynch Hong Kong Securities Limited......................................  Hong Kong
    Merrill Lynch Japan Incorporated..................................................  Delaware
  Merrill Lynch Specialists Inc. .....................................................  Delaware

------------------------
(1)  MLPF&S also conducts business as "Merrill Lynch & Co."
(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.
(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.
(4) ML & Co. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties. The board of directors consist of 10 members, 9 of which are ML & Co. employees and 1 of which represents outside parties.
(5) This corporation has more than 30 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of real estate limited partnerships.
(6) This corporation has 12 subsidiaries which have engaged in direct principal lending and investment management.

(7) This company has 10 subsidiaries holding or having a direct or indirect interest in specific investments on its behalf.
(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.
(9) This corporation is the general partner of Merrill Lynch Asset Management, L.P. (whose limited partner is ML & Co.).
(10) A partnership among subsidiaries of ML & Co.
(11) ML & Co. holds a 50% interest in this corporation, with the remaining 50% interest held by an outside party.

ITEM  27. NUMBER OF CONTRACTS

  The number of contracts in force as of October 31, 1996 was 4,833.

ITEM 28. INDEMNIFICATION

  There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

  The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

    ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
  (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; Equity Income Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Security Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; and Municipal Investment Trust Fund.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

  (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

         NAME AND PRINCIPAL
          BUSINESS ADDRESS              POSITIONS AND OFFICES WITH UNDERWRITER
      ------------------------          --------------------------------------
                                         Director and Executive Vice
      Herbert M. Allison, Jr.*            President
      Barry S. Friedberg*                Executive Vice President
      Edward L. Goldberg*                Executive Vice President
      Stephen L. Hammerman*              Director and Chairman
      Jerome P. Kenney*                  Executive Vice President
      David H. Komansky*                 Director, President and Chief
                                          Executive Officer
      Theresa Lang*                      Senior Vice President and Treasurer
      Daniel T. Napoli*                  Senior Vice President
      Thomas H. Patrick*                 Executive Vice President
      George A. Schieren                 General Counsel
      Winthrop H. Smith, Jr.*            Executive Vice President
                                         Director and Executive Vice
      John L. Steffens*                   President
      Daniel P. Tully*                   Director
      Roger M. Vasey*                    Executive Vice President

---------------------
*World Financial Center, 250 Vesey Street, New York, NY 10281

  (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
  All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31. Not Applicable

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS
  (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

  (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

  (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 3rd day of December, 1996.

                                             ML of New York Variable Annuity
                                             Separate Account A

                                                        (Registrant)

Attest: /s/ Sandra K. Domingues           By: /s/ Barry G. Skolnick
    -------------------------------          ----------------------------------
    Sandra K. Domingues                      Barry G. Skolnick
    Assistant Vice President                 Senior Vice President of ML Life
                                             Insurance Company of New York

                                             ML Life Insurance Company of New
                                             York
                                                        (Depositor)

Attest: /s/ Sandra K. Domingues           By: /s/ Barry G. Skolnick
    -------------------------------          ----------------------------------
    Sandra K. Domingues                      Barry G. Skolnick
    Assistant Vice President                 Senior Vice President

  As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 3, 1996.

              SIGNATURE                                  TITLE

                  *                     Chairman of the Board, President and
_____________________________________    Chief Executive Officer
Anthony J. Vespa

                  *                     Director, Senior Vice President, Chief
_____________________________________    Financial Officer, Chief Actuary and
Joseph E. Crowne, Jr.                    Treasurer

                  *                     Director, Senior Vice President, and
_____________________________________    Chief Investment Officer
David M. Dunford

                  *                     Director and Senior Vice President
_____________________________________
Gail R. Farkas

                  *                     Director, Vice President and Senior
_____________________________________    Counsel
Michael P. Cogswell

                  *                     Director
_____________________________________
Frederick J.C. Butler

                  *                     Director
_____________________________________
Robert L. Israeloff

                                        Director
               *
_____________________________________
Allen N. Jones


              SIGNATURE                                  TITLE

                  *                     Director
_____________________________________
Cynthia L. Kahn

                  *                     Director
_____________________________________
Robert A. King

                  *                     Director
_____________________________________
Irving M. Pollack

                  *                     Director
_____________________________________
William A. Wilde, III

*By: /s/ Barry G. Skolnick              In his own capacity as Director, Senior
   ---------------------------------     Vice President, General Counsel, and
   Barry G. Skolnick                     Secretary and as Attorney-In-Fact

                                 EXHIBIT INDEX

   EXHIBIT                           DESCRIPTION                           PAGE
 -----------                         -----------                           ----
  (1)        Resolution of the Board of Directors of ML Life Insurance
              Company of New York establishing the ML of New York Vari-
              able Annuity Separate Account A and ML of New York Vari-
              able Annuity Separate Account B...........................   C-
  (3)        Underwriting Agreement Between ML Life Insurance Company of
              New York and Merrill Lynch, Pierce, Fenner & Smith Incor-
              porated...................................................   C-
  (4)(a)     Individual Variable Annuity Contract issued by ML Life In-
              surance Company of New York...............................   C-
     (b)     ML Life Insurance Company of New York Contingent Deferred
              Sales Charge Waiver Endorsement...........................   C-
     (c)     ML Life Insurance Company of New York Individual Retirement
              Annuity Endorsement.......................................   C-
     (g)     ML Life Insurance Company of New York Endorsement
              (MLNY013).................................................   C-
     (h)     ML Life Insurance Company of New York Endorsement
              (MLNY014).................................................   C-
  (5)(a)     ML Life Insurance Company of New York Variable Annuity Ap-
              plication.................................................   C-
  (6)(a)(i)  Certificate of Amendment and Restatement of Charter of
              Royal Tandem Life Insurance Company.......................   C-
  (6)(a)(ii) Certificate of Amendment of the Charter of ML Life Insur-
              ance Company of New York..................................   C-
     (b)     By-Laws of ML Life Insurance Company of New York...........   C-
  (8)(b)     Indemnity Agreement Between ML Life Insurance Company of
              New York and Merrill Lynch Life Agency, Inc. .............   C-
     (c)     Management Agreement Between ML Life Insurance Company of
              New York and Merrill Lynch Asset Management, Inc. ........   C-
     (d)     Agreement Between ML Life Insurance Company of New York and
              Merrill Lynch Variable Series Funds, Inc. Relating to
              Maintaining Constant Net Asset Value for the Reserve As-
              sets Fund.................................................   C-
     (e)     Agreement Between ML Life Insurance Company of New York and
              Merrill Lynch Variable Series Funds, Inc. Relating to
              Maintaining Constant Net Asset Value for the Domestic
              Money Market Fund.........................................   C-
     (f)     Agreement Between ML Life Insurance Company of New York and
              Merrill Lynch Variable Series Funds, Inc. Relating to Val-
              uation and Purchase Procedures............................   C-
     (g)     Service Agreement Between Tandem Financial Group, Inc. and
              Royal Tandem Life Insurance Company.......................   C-
     (h)     Reimbursement Agreement Between Merrill Lynch Asset Manage-
              ment, Inc. and Merrill Lynch Life Agency..................   C-
     (j)     Form of Participation Agreement Between Merrill Lynch Vari-
              able Series Funds, Inc. and ML Life Insurance Company of
              New York..................................................   C-
     (k)     Form of Participation Agreement Among AIM Variable Insur-
              ance Funds, Inc., ML Life Insurance Company of New York,
              and AIM Distributors, Inc. ...............................   C-
     (l)     Form of Participation Agreement Among ML Life Insurance
              Company of New York, Alliance Capital Management L.P., and
              Alliance Fund Distributors, Inc. .........................   C-
     (m)     Form of Participation Agreement Among MFS Variable Insur-
              ance Trust, ML Life Insurance Company of New York, and
              Massachusetts Financial Services Company..................   C-
  (9)        Opinion of Barry G. Skolnick, Esq. and Consent to its use
              as to the legality of the securities being registered.....   C-
 (10)(a)     Written Consent of Sutherland, Asbill & Brennan, L.L.P. ...   C-
 (10)(b)     Written Consent of Deloitte & Touche LLP, independent audi-
              tors......................................................   C-
 (13)        Schedule for Computation of Performance Quotations.........   C-